     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 2000
                                                              FILE NO. 33-9504
                                                              FILE NO. 811-4878
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE

                            SECURITIES ACT OF 1933             / /
                        POST-EFFECTIVE AMENDMENT NO. 34      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940       / /
                               AMENDMENT NO. 36               /X/
                            ------------------------

                        SEI INSTITUTIONAL MANAGED TRUST

               (Exact Name of Registrant as Specified in Charter)

                               C/O CT CORPORATION
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (800) 342-5734

                               EDWARD D. LOUGHLIN
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:

Richard W. Grant, Esq.                John H. Grady, Jr., Esq.
Morgan Lewis & Bockius LLP            Morgan Lewis & Bockius LLP
1701 Market Street                    1701 Market Street
Philadelphia, Pennsylvania 19103      Philadelphia, Pennsylvania 19103

                            ------------------------

   Title of Securities Being Registered . . . . . . . . . . . . . . Units of
                              Beneficial Interest

    It is proposed that this filing become effective (check appropriate box)

   / /     immediately upon filing pursuant to paragraph (b)
   / /     on [date] pursuant to paragraph (b)
   / /     60 days after filing pursuant to paragraph (a)(1)
   / /     on [date] pursuant to paragraph (a)(1)
   /X/     75 days after filing pursuant to paragraph (a)(2)
   / /     on [date] pursuant to paragraph (a)(1)

         If appropriate check the following box:

           This post-effective Amendment designates a new effective
   / /     date for a previously filed post-effective Amendment.

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--------------------------------------------------------------------------------

                         SEI INSTITUTIONAL MANAGED TRUST

                                   PROSPECTUS
                               SEPTEMBER 30, 2000

                           TAX-MANAGED SMALL CAP FUND

                               INVESTMENT ADVISER
                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             INVESTMENT SUB-ADVISERS
                           DAVID J. GREENE & CO., LLC
                           LSV ASSET MANAGEMENT, L.P.
                        MCKINLEY CAPITAL MANAGEMENT, INC.
                         SAWGRASS ASSET MANAGEMENT, LLC

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The SEI Institutional Managed Trust is a mutual fund family that offers a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about Class A Shares of the Tax-Managed Small Cap Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                      PAGE
   PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
     PERFORMANCE INFORMATION AND EXPENSES.............................XXX
   MORE INFORMATION ABOUT FUND INVESTMENTS............................XXX
   THE INVESTMENT ADVISER AND SUB-ADVISERS............................XXX
   PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................XXX
   DIVIDENDS AND DISTRIBUTIONS........................................XXX
   TAXES..............................................................XXX
   HOW TO OBTAIN MORE INFORMATION ABOUT
     SEI INSTITUTIONAL MANAGED TRUST..................................Back Cover

GLOBAL ASSET ALLOCATION

The Tax-Managed Small Cap Fund has its own distinct risk and reward characteristics, investment objectives, policies, and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund varies, as does the investment risk/return potential represented by the Fund. The Fund may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of the Fund representing a range of asset classes as part of an asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of specialist managers, and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that is diversified within each asset class. SIMC then oversees a network of specialist managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These specialist managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates specialist managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more Sub-Advisers who manage the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Adviser(s) comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board. Still, investing in the Fund involves risks, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy, and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

TAX-MANAGED SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL                        High long-term after-tax returns

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Utilizing multiple sub-advisers, the Fund
                                       seeks long-term capital appreciation
                                       while minimizing the current tax impact
                                       on shareholders by buying and holding
                                       small cap U.S. common stocks with lower
                                       dividend yields.

INVESTMENT STRATEGY

The Tax-Managed Small Cap Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion with the expectation of holding these securities for a period of ten years or more. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund's portfolio under the general supervision of SIMC. Generally, the Sub-Advisers attempt to minimize taxes by using a "buy and hold" strategy, but they will also utilize such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible. To protect against loss of value during periods of market decline, the Sub-Advisers may use a variety of hedging techniques, such as buying put options, selling index futures, short selling "against the box" and entering into equity swaps.

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. However, efforts to protect against market declines may not succeed because hedging activities also involve risk. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

PERFORMANCE INFORMATION

As of September 30, 2000, the Fund had not commenced operations, and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                            CLASS A SHARES
-------------------------------------------------------------------------------
Investment Advisory Fees                                        0.65%
Distribution (12b-1) Fees                                       None
Other Expenses                                                  0.62%*
                                                                ------
Total Annual Fund Operating Expenses                            1.27%**

-----------------------------------------------------------------------------------------

*    Other expenses are based on estimated amounts for the current fiscal year.

**   The Fund's total actual annual fund operating expenses for the current fiscal year are expected to be less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

     Tax-Managed Small Cap Fund - Class A Shares 1.10%

For more information about these fees, see "The Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                                          1 YEAR        3 YEARS
                                                          ------        -------
TAX-MANAGED SMALL CAP FUND - CLASS A SHARES                $129          $403

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described throughout this prospectus are those that the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser or Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SEI INVESTMENTS MANAGEMENT CORPORATION (SIMC) ACTS AS THE MANAGER OF MANAGERS OF THE FUND, AND IS RESPONSIBLE FOR THE INVESTMENT PERFORMANCE OF THE FUND SINCE IT ALLOCATES THE FUND'S ASSETS TO ONE OR MORE SUB-ADVISERS AND RECOMMENDS HIRING OR CHANGING SUB-ADVISERS TO THE BOARD OF TRUSTEES.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, serves as the Adviser to the Fund. As of October 31, 1999, SIMC had approximately $53.4 billion in assets under management. It is expected that SIMC will receive investment advisory fees of 0.65% of the average daily net assets of the Tax-Managed Small Cap Fund.

SUB-ADVISERS AND PORTFOLIO MANAGERS

DAVID J. GREENE & CO., LLC: [         ] of David J. Greene & Co., LLC ("David
Greene"), serves as portfolio manager of a portion of the assets of the Tax-Managed Small Cap Fund. [Insert Portfolio Manager's bio here].

LSV ASSET MANAGEMENT, L.P.: [Josef Lakonishok, Andrei Shleifer, and Robert Vishny] of LSV Asset Management, L.P. ("LSV"), serve as portfolio managers of a portion of the assets of the Tax-Managed Small Cap Fund. They are officers and partners of LSV. An affiliate of SIMC owns an interest in LSV. [SIMC pays LSV a fee, which is calculated and paid monthly, based on an annual rate of [0.20%] of the average monthly market value of the assets of the Fund managed by LSV.]

MCKINLEY CAPITAL MANAGEMENT, INC.: [         ] of McKinley Capital Management,
Inc. ("McKinley"), serves as portfolio manager of a portion of the assets of the Tax-Managed Small Cap Fund. [Insert Portfolio Manager's bio here].

SAWGRASS ASSET MANAGEMENT, LLC: [Dean McQuiddy] of Sawgrass Asset Management, LLC ("Sawgrass"), serves as portfolio manager of a portion of the assets of the Tax-Managed Small Cap Fund. [Mr. McQuiddy, a founding Principal of Sawgrass, has 12 years of investment experience. Prior to joining Sawgrass, he was a portfolio manager at Barnett Capital Advisors.]

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Fund.

The Fund offers Class A Shares only to financial institutions for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund's Transfer Agent (or their authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund may reject any purchase order if it determines that accepting the order would not be in the best interests of the Fund or its shareholders.

When you purchase, sell, or exchange Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase, sale, and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows your financial institution time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption, and exchange requests for Fund shares. These requests are normally executed at the net asset value per share (NAV) next determined after the intermediary receives the request. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain of these broker-dealers or other financial intermediaries.

The price per share (the offering price) will be the NAV next determined after the Fund receives your purchase order. The Fund's NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order before 4:00 p.m. Eastern time.

HOW THE FUND CALCULATES NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its portfolio securities at their market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Fund holds portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in the Fund, with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at their discretion.

HOW TO SELL YOUR FUND SHARES

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge you a fee for its services. The sale price of each share will be the next NAV determined after the Fund (or authorized intermediary) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale of shares on the Business Day following the day on which they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although, it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale of your shares as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

HOW TO EXCHANGE YOUR SHARES

You may exchange Class A Shares of the Fund for Class A Shares of any other Fund on any Business Day by contacting the Fund directly by mail or telephone. You may also exchange shares through your financial institution or intermediary by telephone. This exchange privilege may be changed or canceled at any time upon 60 days' notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's Class A Shares.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its investment income quarterly as a dividend to shareholders. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE FUND'S SAI.

                         SEI INSTITUTIONAL MANAGED TRUST

INVESTMENT ADVISER

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 30, 2000, contains more detailed information about the Tax-Managed Small Cap Fund of the SEI Institutional Managed Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-DIAL-SEI

BY MAIL:  Write to the Fund
One Freedom Valley Drive
Oaks, PA 19456

BY INTERNET:  WWW.SEIC.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional Managed Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The SEI Institutional Managed Trust's Investment Company Act registration number is 811-4878.

                        SEI INSTITUTIONAL MANAGED TRUST

Administrator:

  SEI Investments Fund Management

Distributor:

  SEI Investments Distribution Co.

Adviser:

  SEI Investments Management Corporation

Sub-Advisers:

  David J. Greene & Co., LLC
  LSV Asset Management, L.P.
  McKinley Capital Management, Inc.
  Sawgrass Asset Management, LLC

    This STATEMENT OF ADDITIONAL INFORMATION is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the SEI Institutional Managed Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus dated September 30, 2000. Prospectuses may be obtained by writing the Trust's distributor, SEI Investments Distribution Co., at Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

                               TABLE OF CONTENTS

The Trust...................................................     S-2
Investment Objectives and Policies..........................     S-2
Description of Permitted Investments and Risk Factors.......     S-2
Investment Limitations......................................    S-17
Year 2000...................................................    S-18
Description of Ratings......................................    S-19
The Administrator and Transfer Agent........................    S-23
The Adviser and Sub-Advisers................................    S-23
Distribution and Shareholder Servicing......................      S-
Trustees and Officers of the Trust..........................    S-25
Purchase and Redemption of Shares...........................    S-29
Taxes.......................................................    S-30
Portfolio Transactions......................................    S-32
Description of Shares.......................................    S-33
Limitation of Trustees' Liability...........................    S-33
Code of Ethics..............................................    S-34
Voting......................................................    S-34
Shareholder Liability.......................................    S-34
5% Shareholders.............................................    S-34
Custodian...................................................    S-35
Experts.....................................................    S-35
Legal Counsel...............................................    S-35
Financial Statements........................................    S-35

September 30, 2000 SEI-F-048-12

                                   THE TRUST

    SEI Institutional Managed Trust (the "Trust") is an open-end management investment company that offers shares of diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios.

    This Statement of Additional Information relates to the Tax-Managed Small Cap Fund (the "Fund").

                       INVESTMENT OBJECTIVES AND POLICIES

    The Fund's investment objective is to achieve high long-term after-tax returns for its shareholders.

    Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of small companies (I.E., companies with market capitalizations of less than $2 billion at the time of purchase). Any remaining assets may be invested in investment grade fixed income securities, including tax-exempt securities and variable and floating rate securities. The Fund may acquire shares of other investment companies, when-issued and delayed-delivery securities and zero coupon obligations, and may invest in securities that are illiquid. The Fund may also borrow money and lend its securities to qualified borrowers.

    The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to minimize taxes associated with the Fund's investment income and realized capital gains, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

    The Fund seeks to achieve favorable after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

    Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains, thereby minimizing portfolio turnover. When a decision is made to sell a particular appreciated security, the Portfolio will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

    To protect against price declines affecting securities with large unrealized gains, the Fund may use hedging techniques such as the purchase of put options, short sales "against the box," the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains under the current tax law. Although the Fund may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities.

             DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

    ALL FUNDS MAY INVEST IN THE FOLLOWING INVESTMENTS UNLESS SPECIFICALLY NOTED OTHERWISE.

    AMERICAN DEPOSITORY RECEIPTS ("ADRs")--The Fund may invest in ADRs traded on registered exchanges or on NASDAQ. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool or securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. While the Fund typically invests in sponsored ADRs, joint arrangements between the issuer and the depositary, some ADRs may be unsponsored. Unlike sponsored ADRs, the holders of unsponsored ADRs bear all expenses and the depositary may not be obligated to distribute shareholder communications or to pass through the voting rights on the deposited securities.

    ASSET-BACKED SECURITIES--Asset-backed securities are securities secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Credit support for asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

    Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

    The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

    BANKERS' ACCEPTANCES--A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT--A certificate of deposit is a negotiable, interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. Certificates of deposit have penalties for early withdrawal.

    COMMERCIAL PAPER--Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a day to nine months.

    CONSTRUCTION LOANS--In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA- or GNMA-insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, and so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

    Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

    Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investors construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

    CONVERTIBLE SECURITIES--Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, the Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

    EQUITY SECURITIES-- Equity securities include common stock, preferred stock, warrants or rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

    Equity securities represent ownership interests in a company or corporation, and include common stock, preferred stock, and warrants and other rights to acquire such instruments. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

    Investments in small or middle capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

    FIXED INCOME SECURITIES--Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of the Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Fixed income securities rated in the fourth highest rating category lack outstanding investment characteristics, and have speculative characteristics as well. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of the Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

    Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

    There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

    FOREIGN SECURITIES--The Fund may invest in U.S. dollar denominated obligations or securities of foreign issuers, including Yankee Obligations. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits, Yankee Certificates of Deposit and investments in Canadian Commercial Paper, foreign securities and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Investing in the securities of foreign companies and the utilization of forward foreign currency contracts involve special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investment in foreign countries and potential restrictions of the flow of international capital and currencies. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

    FORWARD FOREIGN CURRENCY CONTRACTS--A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. The Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

    By entering into forward foreign currency contracts, the Fund will seek to protect the value of its investment securities against a decline in the value of a currency. However, these forward foreign currency contracts will not eliminate fluctuations in the underlying prices of the securities. Rather, they simply establish a rate of exchange which one can obtain at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. The Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

    FUTURES AND OPTIONS ON FUTURES--Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

    An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

    In order to avoid leveraging and related risks, when the Fund invests in futures contracts, it will cover its position by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked to market on a daily basis.

    The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), so long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets.

    There are risks associated with these activities, including the following:
(1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return.

    ILLIQUID SECURITIES--Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities over seven days in length.

    LOWER RATED SECURITIES--Lower rated securities, commonly referred to as "junk bonds" or high-yield/high-risk securities, are defined as securities below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. There is no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund. In addition, the Fund may invest in unrated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (I.E., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

    The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's advisers could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

    Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

    Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

    GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic down turn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    TAXES. The Fund may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code. Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES--The Fund may hold cash reserves and invest in money market instruments (including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements, certificates of deposit and bankers' acceptances issued by banks or savings and loan associations having net assets of at least $500 million as of the end of their most recent fiscal year, high-grade commercial paper and other short-term debt securities) rated at the time of purchase in the top two categories by an NRSRO, or, if not rated, determined by the advisers to be of comparable quality at the time of purchase.

    MORTGAGE-BACKED SECURITIES--Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Although certain mortgage-backed securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. When the mortgage-backed securities held by the Fund are prepaid, the Fund must reinvest the proceeds in securities the yield of which reflects prevailing interest rates, which may be lower than the prepaid security. For this and other reasons, a mortgage-backed security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-backed securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

    The Fund may also invest in mortgage-backed securities that are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. For purposes of determining the average maturity of a mortgage-backed security in its investment portfolio, the Fund will utilize the expected average life of the security, as estimated in good faith by the Fund's advisers. Unlike most single family residential mortgages, commercial real estate property loans often contain provisions which substantially reduce the likelihood that such securities will be prepaid. The provisions generally impose significant prepayment penalties on loans and, in some cases there may be prohibitions on principal prepayments for several years following origination.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loan. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

    There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within HUD. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PC's"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae.

    PRIVATE PASS-THROUGH SECURITIES: These are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    COMMERCIAL MORTGAGE-BACKED SECURITIES ("CMBS"): CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

    COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid. Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

    REMICs: A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, GNMA or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments, while the other class may receive all of the principal payments. The market for SMBs is not as fully developed as other markets; SMBs, therefore, may be illiquid.

    MORTGAGE DOLLAR ROLLS--Mortgage "dollar rolls" are transactions in which mortgage-backed securities are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Portfolio being paid a fee as consideration for entering into the commitment to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held.

    To avoid any leveraging concerns, a Fund will place U.S. Government or other liquid securities in a segregated account in an amount sufficient to cover its repurchase obligation.

    MUNICIPAL SECURITIES--Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. The Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state and are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

    Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by HUD. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

    The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

    An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

    MUNICIPAL LEASES--The Fund may invest in instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

    OPTIONS--The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

    The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

    Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

    All options written on indices or securities must be covered. When the Fund writes an option or security on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    The Fund may trade put and call options on securities and securities indices, as the advisers determine is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

    The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

    The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    The Fund may write covered call options on securities as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

    The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the Securities and Exchange Commission (the "SEC") that OTC options are generally illiquid.

    The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    PAY-IN-KIND BONDS--Investments of the Fund in fixed-income securities may include pay-in-kind bonds. These are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

    RECEIPTS--Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (See "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities.

    REITs--REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

    The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended ("Code") or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended ("1940 Act").

    REPURCHASE AGREEMENTS--Repurchase agreements are agreements under which securities are acquired from a securities dealer or bank subject to resale on an agreed upon date and at an agreed upon price which includes principal and interest. The Fund involved bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. An adviser enters into repurchase agreements only with financial institutions that it deems to present minimal risk of bankruptcy during the term of the agreement, based on guidelines that are periodically reviewed by the Board of Trustees. These guidelines currently permit the Fund to enter into repurchase agreements only with approved banks and primary securities dealers, as recognized by the Federal Reserve Bank of New York, which have minimum net capital of $100 million, or with a member bank of the Federal Reserve System. Repurchase agreements are considered to be loans collateralized by the underlying security. Repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the price stated in the agreement. This underlying security will be marked to market daily. The advisers will monitor compliance with this requirement. Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent the proceeds of the sale are less than the resale price. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the security and may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor. Repurchase agreements are considered loans under the 1940 Act.

    RESTRICTED SECURITIES--Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section
4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Additionally, a Fund may purchase restricted securities in excess of the Fund's limitation on investments in illiquid securities if the Adviser or Sub-Adviser determines that such restricted securities are liquid. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES LENDING--Loans are made only to borrowers deemed by the advisers to be in good standing and when, in the judgment of the advisers, the consideration that can be earned currently from such loaned securities justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor as a broker in these transactions.

    TIME DEPOSITS--Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCY OBLIGATIONS--Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the FHA and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the FHLMC, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Funds' shares.

    U.S. TREASURY OBLIGATIONS--U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as STRIPS that are transferable through the Federal book-entry system.

    U.S. TREASURY RECEIPTS--U.S. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register.

    VARIABLE OR FLOATING RATE INSTRUMENTS--Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. These instruments may involve a demand feature and may include variable amount master demand notes available through the Custodian. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Fund's advisers, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The Fund's advisers will monitor on an ongoing basis the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    In case of obligations which include a put feature at the option of the debt holder, the date of the put may be used as an effective maturity date for the purpose of determining weighted average portfolio maturity.

    WARRANTS--Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES--When-Issued securities are securities that involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued obligations results in leveraging, and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery. The Fund will establish a segregated account with the Custodian and maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund involved will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

    One form of when-issued or delayed-delivery security that the Fund may purchase is a TBA mortgage-backed security. A TBA mortgage-backed security transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

    YANKEE OBLIGATIONS--Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee obligations as obligations of foreign issuers, are subject to the same types of risks discussed in "Foreign Securities" above.]

    The yankee obligations selected for the Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

    ZERO COUPON, PAY-IN-KIND AND DEFERRED PAYMENT SECURITIES--Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because the Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. In the event of adverse market conditions, zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuations in value and may be less liquid than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and Receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. The Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

    CORPORATE ZERO COUPON SECURITIES--Corporate zero coupon securities are:
(i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The Fund may not:

1. With respect to 75% of its assets, (i) purchase the securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets, (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in the Prospectus are fundamental policies of the Trust and may not be changed without shareholder approval.

NON-FUNDAMENTAL POLICIES
The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.  Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations established by the SEC, the Fund is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. However, certain Funds may rely upon SEC exemptive orders issued to the Trust which permit the Funds to invest in other investment companies beyond these percentage limitations. The Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase. These limitations are non-fundamental and may be changed by the Trust's Board of Trustees without a vote of shareholders.

                              YEAR 2000 TRANSITION

    The Fund and its service providers do not appear to have been adversely affected by computer problems related to the transition to the year 2000. However, there remains a risk that such problems could arise or be discovered in the future. Year 2000 related problems also may negatively affect issuers whose securities the Fund purchases, which could have an impact on the value of your investment.

                             DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

    The following descriptions of corporate bond ratings have been published by Moody's, S&P, Duff and Phelps, Inc. ("Duff"), Fitch Investor's Services, Inc. ("Fitch"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"), respectively.

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF DUFF'S LONG-TERM RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong.

AA- Risk is modest but may vary slightly from time to time because of economic conditions.

A+  Protection factors are average but adequate. However,

A-  risk factors are more variable and greater in periods of economic stress.

BBB+ Below average protection factors but still considered

BBB- sufficient for prudent investment. Considerable variability in risk during economic cycles.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations rated AAA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

AA Obligations for which there is a very low expectation of investment risk are rated AA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

A Bonds rated A are obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

DESCRIPTION OF THOMSON'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA Bonds rated AAA indicate that the ability to repay principal and interest on a timely basis is very high.

AA Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    The following descriptions of commercial paper ratings have been published by Moody's, Standard and Poor's, Duff and Phelps, Fitch, IBCA and Thomson BankWatch, respectively.

DESCRIPTION OF MOODY'S SHORT-TERM RATINGS

    PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

    - Leading market positions in well-established industries.

    - High rates of return on funds employed.

    - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

    - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

    - Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P'S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

DESCRIPTION OF DUFF'S SHORT-TERM RATINGS

Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors.
                 Risk factors are very small.

    GOOD GRADE

Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+"

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned
                 "F-1+" and "F-1" ratings.

LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

DESCRIPTION OF IBCA'S SHORT-TERM RATINGS (UP TO 12 MONTHS)

A1+ Obligations supported by the highest capacity for timely repayment.

A1 Obligations supported by a strong capacity for timely repayment.

A2 Obligations supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

DESCRIPTION OF THOMSON'S SHORT-TERM RATINGS

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

                      THE ADMINISTRATOR AND TRANSFER AGENT

    SEI Investments Fund Management ("SEI Management" or the "Administrator") provides the Trust with overall administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities, and acts as dividend disbursing agent. SEI Management also serves as transfer agent (the "Transfer Agent") for the Funds.

    The Trust and SEI Management has entered into an Administration Agreement ("the Administration Agreement"). The Administration Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of the Administration Agreement must be specifically approved at least annually (i) by the vote of a majority of the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and
(ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Administration Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable at any time without penalty by the Trustees of the Trust, by a vote of a majority of the outstanding shares of the Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds Inc., The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Funds, Inc., Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc. II.

    If operating expenses of any Fund exceed applicable limitations, SEI Management will pay such excess. SEI Management will not be required to bear expenses of the Fund to an extent which would result in the Portfolio's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

                          THE ADVISER AND SUB-ADVISERS

    SEI Investments Management Corporation ("SIMC" or the "Adviser") is a wholly-owned subsidiary of SEI Investments, a financial services company. The principal business address of SIMC and SEI Investments is Oaks, Pennsylvania, 19456. SEI Investments was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC and its affiliates currently serves as adviser or administrator to more than 46 investment companies, including more than 367 funds, SIMC had more than $56 billion in assets as of December 31, 1999.

    SIMC is the investment Adviser for each of the Funds, and operates as a "manager of managers." As Adviser, SIMC oversees the investment advisory services provided to the Fund and manages the cash portion of the Fund's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of the Adviser and the Board of Trustees, a number of sub-advisers (the "Sub-Advisers") are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. Sub-Advisers are selected for the Fund based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

    Subject to Board review, SIMC allocates and, when appropriate, reallocates the Fund's assets among Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Fund's investment objectives, policies and restrictions. SIMC HAS ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE FUND DUE TO ITS RESPONSIBILITY TO OVERSEE SUB-ADVISERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For its advisory services, SIMC is entitled to a fee based on the average net assets of the Fund, which is calculated daily and paid monthly, at the annual rate of 0.65%.

    SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Advisor.

    The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

    The continuance of each Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser (or Sub-Adviser) or by the Adviser (or Sub-Adviser) on 90 days' written notice to the Trust.

    SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain Sub-Advisers unaffiliated with SIMC for the Fund without submitting the Sub-Adviser agreements to a vote of the Fund's shareholders. The exemptive relief permits SIMC to disclose only the aggregate amount payable by SIMC to the Sub-Advisers under all such Sub-Adviser agreements for the Fund. The Fund will notify shareholders in the event of any addition or change in the identity of its Sub-Advisers.

                                THE SUB-ADVISERS

    DAVID J. GREENE & CO., LLC--David J. Greene & Co., LLC ("D. J. Greene") serves a Sub-Adviser to a portion of the assets of the Tax-Managed Small Cap
Fund. As of [           ], 2000, D. J. Greene had approximately $[      ] in
assets under management.

    LSV ASSET MANAGEMENT, L.P.--LSV Asset Management, L.P. ("LSV") serves as a Sub-Adviser to a portion of the assets of the Tax-Managed Small Cap Fund. The general partners of LSV developed a quantitative value investment philosophy
that has been used to manage assets over the past 7 years. As of [           ],
2000, LSV managed approximately $[      ] in client assets.

    MCKINLEY CAPITAL MANAGEMENT, INC.--McKinley Capital Management, Inc. ("McKinley") serves a Sub-Adviser to a portion of the assets of the Tax-Managed
Small Cap Fund. As of [           ], 2000, McKinley had approximately $[      ]
in assets under management.

    SAWGRASS ASSET MANAGEMENT, LLC--Sawgrass Asset Management, LLC ("Sawgrass") serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Small Cap
Fund. As of [           ], 2000, Sawgrass had approximately $[      ] in assets
under management.

                           SHAREHOLDER SERVICING PLAN

    The Funds have also adopted a shareholder servicing plan for their Class A shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

                       TRUSTEES AND OFFICERS OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, The Armada Advantage Fund, Bishop Street Funds, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, UAM Funds Trust, UAM Funds, Inc. and UAM Funds, Inc, II, each of which is an open-end management investment company managed by SEI Investments Fund Management or its affiliates and distributed by SEI Investments Distribution Co.

    ROBERT A. NESHER (DOB 08/17/46)--Chairman of the Board of Trustees*--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Adviser, the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Bishop Street Funds, The Expedition Funds, Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    WILLIAM M. DORAN (DOB 05/26/40)--Trustee*--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor. Director of SEI Investments since 1974; Secretary of SEI Investments since 1978. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    F. WENDELL GOOCH (DOB 12/03/32)--Trustee**--President, Orange County Publishing Co., Inc.; Publisher, Paoli News and Paoli Republican; and Editor, Paoli Republican, October 1981-January 1997. President, H&W Distribution, Inc., since July 1984. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

    JAMES M. STOREY (DOB 04/12/31)--Trustee**--Partner, Dechert Price & Rhoads, September 1987-December 1993. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    GEORGE J. SULLIVAN, JR. (DOB 11/13/42)--Trustee**--Chief Executive Officer, Newfound Consultants Inc. since April 1997. General Partner, Teton Partners, L.P., June 1991-December 1996; Chief Financial Officer, Noble Partners, L.P., March 1991-December 1996; Treasurer and Clerk, Peak Asset Management, Inc., since 1991; Trustee, Navigator Securities Lending Trust, since 1995. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    ROSEMARIE B. GRECO (DOB 03/31/46)--Trustee**--Principal, Grecoventures (consulting firm) since August 1997. President, Corestates Financial Corp., 1991-1997; Chief Executive Officer and President, Corestates Bank, N.A. 1991-1997; Director, Sonoco, Inc.; Director, PECO Energy; Director, Radian, Inc.; Trustee, Pennsylvania Real Estate Investment Trust; Director, Cardone Industries, Inc.; Director, Genuardi Markets, Inc.; Director, PRWT Comserve, Inc. Trustee of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Insurance Products Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

    EDWARD D. LOUGHLIN (DOB 03/07/51)--President and Chief Executive Officer--Executive Vice President and President--Asset Management Division of SEI Investments since 1993. Executive Vice President of the Adviser and the Administrator since 1994. Senior Vice President of the Distributor, 1986-1991; Vice President of the Distributor, 1981-1986.

    TIMOTHY D. BARTO (DOB 3/28/68)--Vice President and Assistant
Secretary--Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate at Dechert Price & Rhoads, 1997-1999. Associate at Richer, Miller & Finn, 1994-1997.

    TODD B. CIPPERMAN (DOB 02/14/66)--Vice President and Assistant Secretary--Senior Vice President and General Counsel of SEI Investments; Senior Vice President, General Counsel and Secretary of the Adviser, the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor, 1995-2000. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

    JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments since January 1998. Vice President and Secretary of the Adviser, Administrator and Distributor since
May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

    LYDIA A. GAVALIS (DOB 06/05/64)--Vice President and Assistant
Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

    KATHY HEILIG (DOB 12/21/58)--Vice President and Assistant Secretary--Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Adviser and the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995. Director of Taxes of SEI Investments, 1987-1991. Tax Manager, Arthur Andersen LLP prior to 1987.

    CHRISTINE M. MCCULLOUGH (DOB 12/05/60)--Vice President and Assistant Secretary--Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Montgomery, Walker and Rhoads (law firm), 1990-1991.

    CYNTHIA M. PARRISH (DOB 10/23/59)--Vice President and Assistant Secretary--Vice President and Assistant Secretary of SEI Investments, the Adviser, the Administrator and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission,
January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-January 1995. Staff Attorney--Division of Enforcement, U.S. Securities and Exchange Commission, September 1990-September 1992.

    RICHARD W. GRANT (DOB 10/25/45)--Secretary--1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, SEI Investments, the Adviser, the Administrator and the Distributor.

    MARK E. NAGLE (DOB 10/20/59)--Controller and Chief Financial Officer--President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981-September 1995.

    Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator. The Trust pays the fees for unaffiliated Trustees. For the fiscal year ended September 30, 1999, the Trust paid the following amounts to the Trustees.

                                        AGGREGATE           PENSION OR                            TOTAL COMPENSATION FROM
                                      COMPENSATION      RETIREMENT BENEFITS   ESTIMATED ANNUAL      REGISTRANT AND FUND
                                     FROM REGISTRANT    ACCRUED AS PART OF     BENEFITS UPON      COMPLEX PAID TO TRUSTEES
NAME OF PERSON AND POSITION          FOR FYE 9/30/98       FUND EXPENSES         RETIREMENT           FOR FYE 9/30/99
---------------------------         -----------------   -------------------   ----------------   --------------------------
Robert A. Nesher, Trustee*.......        $     0                $0                   $0          $0 for services on
                                                                                                 8 boards
William M. Doran, Trustee*.......        $     0                $0                   $0          $0 for services on
                                                                                                 8 boards
F. Wendell Gooch, Trustee**......        $29,190                $0                   $0          $108,250 for services on
                                                                                                   8 boards
[Rosemarie B. Greco, Trustee**+..        $     0                $0                   $0          [--]]
James M. Storey, Trustee**.......        $28,502                $0                   $0          $108,250 for services on
                                                                                                   8 boards
Frank E. Morris, Trustee***......        $ 6,808                $0                   $0          $25,750 for services on
                                                                                                   8 boards
George J. Sullivan, Trustee**....        $28,483                $0                   $0          $108,250 for services on
                                                                                                   8 boards

------------------------

Mr. Edward W. Binshadler is a Trustee Emeritus of the Trust. Mr. Binshadler serves as a consultant to the Audit Committee and receives as compensation, $5,000 per Audit Committee meeting attended.

------------------------

  [+ Ms. Greco was not a member of the Board of Trustees during fiscal year ended September 30, 1999 and, as such, received no compensation from the Trust.]

  * Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

 ** Messrs. Gooch, Storey, Sullivan and Ms. Greco serve as members of the Audit
    Committee of the Trust.

*** Mr. Morris retired on December 31, 1998.

                       PURCHASE AND REDEMPTION OF SHARES

    The purchase and redemption price of shares is the net asset value of each share. A Fund's securities are valued by SEI Management pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Fund securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each Business Day (defined as days on which the New York Stock Exchange ("NYSE") is open for business ("Business Day")) or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Information about the market value of each portfolio security may be obtained by SEI Management from an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

    Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield that would result from investment in a company utilizing solely market values, and existing shareholders in the Fund would experience a lower yield. The converse would apply during a period of rising interest rates.

    It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

    Purchases and redemptions of shares of the Fund may be made on any day the NYSE is open for business. Currently, the following holidays are observed by the
Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Manager, the Distributor, and/or the Custodian are not open for business.

                                     TAXES

    The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or their shareholders and the discussion here and in the Fund's prospectuses is not intended as a substitute for careful tax planning.

    This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

    The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

    Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short-and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax. The Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

    If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

    Any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

    If the Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

    The Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Funds ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

    The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of amounts payable to any shareholder who (1) has provided the Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, or (3) who has failed to certify to the Fund that such shareholder is not subject to backup withholding.

    Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

    In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. With respect to investments in STRIPS, TR's, TIGR's, LYONs, CATS and other Zero Coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

STATE TAXES

    The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the affect of federal, state and local taxes in their own individual circumstances.

                             PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, ("1934 Act") and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In connection with transactions effected for Fund operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of the Fund, may direct a substantial portion of a Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    Consistent with their duty to obtain best execution, the Trust's Sub-Advisers may allocate brokerage or principal business to certain broker-dealers in recognition of the sale of Fund shares. In addition, the Fund's advisers or sub-advisers may place portfolio orders with qualified broker-dealers who recommend the Trust to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    The Trust does not expect to use one particular broker or dealer, but the Fund's advisers or sub-advisers may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Fund's advisers. Such services may include analysis of the business or prospects of a company, industry or economic sector or statistical and pricing services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Fund's advisers under the Advisory and Sub-Advisory Agreements. If in the judgement of the Fund's advisers, the Fund, or other accounts managed by the Fund's advisers, will be benefitted by supplemental research services, the Fund's advisers are authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Fund's advisers will not necessarily be reduced as a result of the receipt of such supplemental information.

    The Trust is required to identify any securities of its "regular brokers or dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 1999, the Trust held the following securities:

                                                                             AMOUNT
FUND                            TYPE OF SECURITY      NAME OF ISSUER         (000)
----                            ----------------   ---------------------     ------

Large Cap Value................ Debt               J.P. Morgan              $ 46,994
                                Equity             Bear Stearns             $ 10,724
                                Equity             Lehman Brothers          $ 10,071
                                Equity             Morgan Stanley           $ 11,728

Large Cap Growth............... Equity             Morgan Stanley           $ 30,431
                                Debt               Morgan Stanley           $ 56,182
                                Equity             Goldman Sachs            $  1,263

Tax-Managed Large Cap.......... Equity             Morgan Stanley           $  9,008
                                Debt               Morgan Stanley           $ 23,077

Small Cap Value................ Debt               Morgan Stanley           $ 25,005
                                Debt               Merrill Lynch            $    879

Small Cap Growth............... Debt               J.P. Morgan              $ 38,948

Mid-Cap........................ Equity             Bear Stearns             $    238
                                Debt               J.P. Morgan              $    219
                                Equity             Lehman Brothers          $    198
                                Equity             Paine Webber             $    149

Capital Appreciation........... Debt               J.P. Morgan              $  3,052

Equity Income.................. Debt               J.P. Morgan              $  6,535
                                Equity             Merrill Lynch            $    894
                                Equity             Morgan Stanley           $    314

Balanced....................... Debt               Merrill Lynch            $    807
                                Debt               J.P. Morgan              $    601
                                Debt               Paine Webber             $    392

Core Fixed Income.............. Debt               Bear Stearns             $  2,222
                                Debt               J.P. Morgan              $406,372
                                Debt               Lehman Brothers          $ 22,242
                                Debt               Merrill Lynch            $  4,771
                                Debt               Paine Webber             $ 12,146
                                Debt               Salomon Bros.            $  5,536
                                Debt               Goldman Sachs            $  4,600

High Yield Bond................ Debt               Merrill Lynch            $ 32,999

                             DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a PRO RATA share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

                       LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her wilful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                 CODE OF ETHICS

    The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Adviser, Sub-Advisers, and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                                     VOTING

    Each share held entitles the shareholder of record to one vote. The shareholders of the Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or
(ii) more than 50% of the Fund's outstanding shares, whichever is less.

                             SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

                                5% SHAREHOLDERS

    As of             2000, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Fund.

                                   CUSTODIAN

    First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 (the "Custodian"), acts as custodian and wire agent of the assets. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

                                    EXPERTS

    [               ]serves as the independent accountants for the Fund.

                                 LEGAL COUNSEL

    Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                              FINANCIAL STATEMENTS

    [The Trust's financial statements for the fiscal year ended September 30, 1999, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference from the Trust's 1999 Annual Report. A copy of the 1999 Annual Report must accompany the delivery of this Statement of Additional Information.]

                           PART C. OTHER INFORMATION

Item 23.  EXHIBITS:

           (a)(1)    Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on
                       October 17, 1986 is incorporated by reference to
                       Exhibit 1 filed with the SEC on January 28, 1998.
           (a)(2)    Amendment to the Declaration of Trust dated December 23,
                       1988 is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 19, 1997.
           (b)(1)    By-Laws were filed as Exhibit 2 to Registrant's Registration
                       Statement on Form N-1A (File No. 33-9504) filed with the
                       SEC on October 17, 1986.
           (b)(2)    Amended and Restated By-Laws are incorporated by reference to Exhibit 2(a) filed with the SEC on January 28, 1998.
           (c)       Not Applicable.
           (d)(1)    Investment Advisory Agreement between the Trust and SunBank,
                       N.A. with respect to the Trust's Capital Appreciation
                       Portfolio filed as Exhibit (5)(b) to Post-Effective
                       Amendment No. 4 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1987.
           (d)(2)    Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income
                       Portfolio filed as Exhibit (5)(c) to Post-Effective
                       Amendment No. 4 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1987.
           (d)(3)    Investment Advisory Agreement between the Trust and Merus
                       Capital Management, Inc. with respect to the Trust's
                       Equity Income Portfolio filed as Exhibit (5)(d) to
                       Post-Effective Amendment No. 4 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1987.
           (d)(4)    Investment Advisory Agreement between the Trust and
                       Boatmen's Trust Company with respect to the Trust's Bond
                       Portfolio filed as Exhibit (5)(e) to Post-Effective
                       Amendment No. 5 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 30, 1988.
           (d)(5)    Investment Advisory Agreement between the Trust and Bank
                       One, Indianapolis, N.A. with respect to the Trust's
                       Limited Volatility Bond Portfolio filed as Exhibit (5)(f) to Post-Effective Amendment No. 6 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on May 4, 1989.
           (d)(6)    Investment Advisory Agreement between the Trust and
                       Nicholas-Applegate Capital Management with respect to the Trust's Mid-Cap Growth Portfolio filed as Exhibit (5)(h) to Post-Effective Amendment No. 12 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15, 1992.
           (d)(7)    Investment Sub-Advisory Agreement between the SEI
                       Investments Management Corporation (the "Adviser") and
                       Investment Advisers, Inc. with respect to the Trust's
                       Small Cap Growth Portfolio filed as Exhibit (5)(i) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
           (d)(8)    Investment Sub-Advisory Agreement between the Adviser and
                       Nicholas-Applegate Capital Management with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit (5)(j) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.

           (d)(9)    Investment Advisory Agreement between the Adviser and
                       Pilgrim Baxter & Associates with respect to the Trust's
                       Small Cap Growth Portfolio filed as Exhibit (5)(k) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
           (d)(10)   Investment Advisory Agreement between the Trust and Duff &
                       Phelps Investment Management Co. with respect to the Trust's Value Portfolio filed as Exhibit (5)(l) to
                       Post-Effective Amendment No. 17 Registrant's Registration
                       Statement on Form N-1A (File No. 33-9504) filed with the
                       SEC on June 21, 1993.
           (d)(11)   Investment Advisory Agreement between the Trust and E.I.I.
                       Realty Securities, Inc. with respect to the Trust's Real
                       Estate Securities Portfolio filed as Exhibit (5)(n) of
                       Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
           (d)(12)   Investment Advisory Agreement between the Trust and Western
                       Asset Management with respect to the Trust's Intermediate
                       Bond Portfolio filed as Exhibit (5)(o) of Post-Effective
                       Amendment No. 21 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 29, 1994.
           (d)(13)   Investment Advisory Agreement between the Trust and Mellon
                       Equity Associates, LLP with respect to the Trust's Large
                       Cap Value Portfolio is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 31 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on January 28, 1999.
           (d)(14)   Investment Sub-Advisory Agreement between the Adviser and
                       LSV Asset Management with respect to the Trust's Large Cap
                       Value Portfolio is incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.
           (d)(15)   Investment Sub-Advisory Agreement between the Adviser and
                       Alliance Capital Management L.P. with respect to the Trust's Large Cap Growth Portfolio is incorporated by reference to Exhibit (5)(r) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.
           (d)(16)   Investment Sub-Advisory Agreement between the Adviser and
                       IDS Advisory Group, Inc. with respect to the Trust's Large
                       Cap Growth Portfolio is incorporated by reference to Exhibit (5)(s) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.
           (d)(17)   Investment Sub-Advisory Agreement between the Adviser and
                       1838 Investment Advisors, L.P. with respect to the Trust's
                       Small Cap Value Portfolio is incorporated by reference to Exhibit (5)(t) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.
           (d)(18)   Investment Sub-Advisory Agreement between the Adviser and
                       Martingale Asset Management with respect to the Trust's
                       Mid-Cap Portfolio is incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.
           (d)(19)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and BlackRock Financial Management, Inc. with respect to the Trust's Core Fixed Income Portfolio is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 29 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 25, 1998.

           (d)(20)   Investment Sub-Advisory Agreement between the Adviser and
                       Firstar Investment Research & Management Company with respect to the Trust's Core Fixed Income Portfolio is incorporated by reference to Exhibit (5)(x) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
           (d)(21)   Investment Sub-Advisory Agreement between the Adviser and
                       BEA Associates with respect to the Trust's High Yield Bond
                       Portfolio is incorporated by reference to Exhibit (5)(y) of Post-Effective Amendment No. 25 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on November 30, 1995.
           (d)(22)   Investment Sub-Advisory Agreement between the Adviser and
                       Boston Partners Asset Management, L.P. with respect to the
                       Trust's Small Cap Value Portfolio is incorporated by reference to Exhibit (5)(z) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.
           (d)(23)   Investment Sub-Advisory Agreement between the Adviser and
                       Apodaca-Johnston Capital Management, Inc. with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit (5)(aa) of Post-Effective Amendment
                       No. 25 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on November 30,
                       1995.
           (d)(24)   Investment Sub-Advisory Agreement between the Adviser and
                       Wall Street Associates with respect to the Trust's Small
                       Cap Growth Portfolio is incorporated by reference to Exhibit (5)(bb) of Post-Effective Amendment No. 25 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on November 30, 1995.
           (d)(25)   Investment Sub-Advisory Agreement between the Adviser and
                       First of America Corporation dated June 14, 1996 with respect to the Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit 5(y) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1997.
           (d)(26)   Investment Sub-Advisory Agreement between the Adviser and
                       Furman Selz Capital Management LLC with respect to the
                       Trust's Small Cap Growth Portfolio is incorporated by reference to Exhibit 5(z) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.
           (d)(27)   Investment Sub-Advisory Agreement between the Adviser and
                       Provident Investment Counsel, Inc. with respect to the Trust's Large Cap Growth Portfolio is incorporated by reference to Exhibit 5(aa) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.
           (d)(28)   Investment Sub-Advisory Agreement between the Adviser and
                       Boatmen's Trust Company dated December 16, 1996 with respect to the Trust's Bond Portfolio is incorporated by reference to Exhibit 5(bb) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.
           (d)(29)   Investment Advisory Agreement between the Trust and the
                       Adviser dated December 16, 1994 is incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.

           (d)(30)   Investment Sub-Advisory Agreement between the Adviser and
                       Western Asset Management Company dated November 13, 1995 is incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1998.
           (d)(31)   Investment Sub-Advisory Agreement between the Adviser and
                       Sanford C. Bernstein Co., Inc. dated December 15, 1997 is incorporated by reference to Exhibit 5(ee) of Post-Effective Amendment No. 26 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 28, 1998.
           (d)(32)   Investment Sub-Advisory Agreement between the Adviser and
                       Pacific Alliance Capital Management (formerly, Merus-UCA
                       Capital Management) dated April 1, 1996 is incorporated by reference to Exhibit 5(ff) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1998.
           (d)(33)   Investment Sub-Advisory Agreement between the Adviser and
                       STI Capital Management, N.A. (formerly "Sun Bank Capital
                       Management, N.A.") dated July 10, 1995 is incorporated by reference to Exhibit 5(gg) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1998.
           (d)(34)   Investment Sub-Advisory Agreement between the Adviser and
                       TCW Funds Management, Inc., is incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on November 25, 1998.
           (d)(35)   Investment Sub-Advisory Agreement between the Adviser and
                       Spyglass Asset Management, is incorporated by reference to Exhibit (d)(35) of Post-Effective Amendment No. 29 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed with the SEC on November 25, 1998.
           (d)(36)   Investment Sub-Advisory Agreement between the Adviser and
                       Mellon Equity Associates, LLP, is incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment
                       No. 29 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on
                       November 25, 1998.
           (d)(37)   Investment Sub-Advisory Agreement between the Adviser and
                       Mazama Capital Management, LLC, is incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment
                       No. 32 to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed on January 28, 2000.
           (d)(38)   Investment Sub-Advisory Agreement between the Adviser and
                       Nomura Corporate Research and Asset Management Inc., is incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.
           (d)(39)   Schedule B to the Sub-Advisory Agreement between the Adviser and Provident Investment cancel as of September 14, 1999, is incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.
           (d)(40)   Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                       1999, is incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.
           (d)(41)   Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                       1999, is incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.

           (d)(42)   Schedule B to the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management LLC/Americas, as of
                       December 13, 1999, is incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed on January 28, 2000.
           (d)(43)   Schedule B to the Sub-Advisory Agreement between the Adviser and Firstar Investment Research & Management Company, as of December 13, 1999, is incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed on January 28, 2000.
           (d)(44)   Schedule B to the Sub-Advisory Agreement between the Adviser and Western Asset management, as of December 13, 1999, is incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 32 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on January 28, 2000.
           (d)(45)   Schedule B to the Sub-Advisory Agreement between the Adviser and Black Rock Financial Management, Inc., as of
                       December 13, 1999, is incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 32 to
                       Registrant's Registration Statement on Form N-1A (File
                       No. 33-9504) filed on January 28, 2000.
           (d)(46)   Investment Sub-Advisory Agreement between the Adviser and
                       Robert W. Baird & Co., Incorporated is incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment
                       No. 33 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed on July 3, 2000.
           (d)(47)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and David J. Greene & Co., LLC is filed herewith.
           (d)(48)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and LSV Asset Management, L.P. is filed herewith.
           (d)(49)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and McKinley Capital Management, Inc. is filed herewith.
           (d)(50)   Form of Investment Sub-Advisory Agreement between the
                       Adviser and Sawgrass Asset Management, LLC is filed herewith.
           (e)       Distribution Agreement between the Trust and SEI Investments
                       Distribution Co. as originally filed with Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on October 17, 1986 is incorporated by reference to Exhibit 6 filed with the SEC on January 28, 1998.
           (f)       Not Applicable.
           (g)(1)    Custodian Agreement between the Trust and CoreStates Bank,
                       N.A. (formerly Philadelphia National Bank) as originally filed with Pre-Effective Amendment No. 1 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on January 29, 1987 is incorporated by reference to Exhibit 8(a) filed with the SEC on January 28, 1998.
           (g)(2)    Custodian Agreement between the Trust and United States
                       National Bank of Oregon filed with Pre-Effective Amendment
                       No. 1 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 29, 1987 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 28.
           (h)(1)    Management Agreement between the Trust and SEI Investments
                       Management Corporation as originally filed with Exhibit (5)(a) to Registrant's Registration Statement on
                       Form N-1A (File No. 33-9504) filed with the SEC on October
                       17, 1986 is incorporated by reference to Exhibit 9(a) filed with the SEC on January 28, 1998.

           (h)(2)    Schedule C to Management Agreement between the Trust and SEI
                       Investments Management Corporation adding the Mid-Cap
                       Growth Portfolio as originally filed as Exhibit (5)(j) to Post-Effective Amendment No. 12 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on September 15, 1992 is incorporated by reference to Exhibit 9(b) filed with the SEC on January 28, 1998.
           (h)(3)    Schedule D to Management Agreement between the Trust and SEI
                       Investments Management Corporation adding the Real Estate
                       Securities Portfolio filed as Exhibit (5)(m) to
                       Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993 is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment
                       No. 28.
           (h)(4)    Consent to Assignment and Assumption between SIMC and SEI
                       Fund Management dated August 21, 1996 is incorporated by reference to Exhibit 9(d) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28, 1997.
           (h)(5)    Schedule K to Management Agreement between the Trust and SEI
                       Investments Management Corporation for the Tax-Managed
                       Large Cap Fund is incorporated by reference to Exhibit
                       (h)(5) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (i)       Opinion and Consent of Counsel is filed herewith.
           (j)       Not Applicable.
           (k)       Not Applicable.
           (l)       Not Applicable.
           (m)(1)    Distribution Plan pursuant to Rule 12b-1 (Class A) filed
                       with Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on October 17, 1986 is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 28.
           (m)(2)    Distribution Plan pursuant to Rule 12b-1 (Class B) filed
                       with Post-Effective Amendment No. 17 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on June 21, 1993 is incorporated by reference to Exhibit 15(b) of Post-Effective Amendment
                       No. 28.
           (m)(3)    Distribution Plan pursuant to Rule 12b-1 (ProVantage Class)
                       filed with Post-Effective Amendment No. 19 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed with the SEC on December 2, 1993 is incorporated by reference to Exhibit 15(c) of Post-Effective Amendment
                       No. 28.
           (m)(4)    Amended and Restated Distribution Plan is incorporated by
                       reference to Exhibit 15(d) of Post-Effective Amendment
                       No. 26 to Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on January 28,
                       1997.
           (m)(5)    Shareholder Service Plan and Agreement with respect to the
                       Class A shares is incorporated by reference to
                       Exhibit 15(e) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on January 28, 1997.
           (m)(6)    Form of Shareholder Service Plan and Agreement with respect to Class I shares is incorporated by reference to Exhibit
                       (m)(6) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (m)(7)    Form of Shareholder Service Plan and Agreement with respect to Class Y shares is incorporated by reference to Exhibit
                       (m)(7) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (m)(8)    Form of Administrative Service Plan and Agreement with
                       respect to Class I shares is incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 33 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed on July 3, 2000.
           (n)       Not applicable.
           (o)(1)    Rule 18f-3 Multiple Class Plan incorporated by reference to
                       Exhibit 18(a) of Post-Effective Amendment No. 28 and to
                       Exhibit (15)(d) of Post-Effective Amendment No. 23 to
                       Registrant's Registration Statement on Form N-1A
                       (File No. 33-9504) filed with the SEC on June 19, 1995.
           (o)(2)    Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                       Class D shares is incorporated by reference to
                       Exhibit 18(b) of Post-Effective Amendment No. 26 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed with the SEC on January 28, 1997.
           (o)(3)    Amendment No. 2 to Rule 18f-3 Plan relating to Class I and
                       Class Y shares is incorporated by reference to Exhibit
                       (o)(3) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(1)    The Code of Ethics for SEI Investments Company dated April,
                       2000 is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 42 of SEI Daily Income
                       Trust's Registration Statement on Form N-1A (File Nos.
                       2-77048 and 811-3451), filed with the SEC on May 30, 2000
                       (Accession #0000912057-00-026756).
           (p)(2)    The Code of Ethics for SEI Institutional Managed Trust dated
                       March 20, 2000 is incorporated by reference to Exhibit
                       (p)(2) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(3)    The Code of Ethics for Alliance Capital Management, L.P. is
                       incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(4)    The Code of Ethics for Artisan Partners Limited Partnership
                       is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(5)    The Code of Ethics for Credit Suisse Asset Management,
                       LLC/Americas is incorporated by reference to Exhibit
                       (p)(5) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(6)    The Code of Ethics for BlackRock Financial Management, Inc.
                       is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(7)    The Code of Ethics for Boston Partners Asset Management,
                       L.P. is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(8)    The Code of Ethics for Highmark Capital Management Inc. is
                       incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(9)    The Code of Ethics for LSV Asset Management, L.P. is
                       incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(10)   The Code of Ethics for Martingale Asset Management, L.P. is
                       incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.

           (p)(11)   The Code of Ethics for Mazama Capital Management, Inc. is
                       incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(12)   The Code of Ethics for Mellon Equity Associates, LLP is
                       incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(13)   The Code of Ethics for Nicholas-Applegate Capital Management
                       is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(14)   The Code of Ethics for Nomura Corporate Resesarch & Asset
                       Management is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(15)   The Code of Ethics for Provident Investment Counsel, Inc. is
                       incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(16)   The Code of Ethics for RS Investment Management, L.P. is
                       incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(17)   The Code of Ethics for Sanford Bernstein & Co., Inc. is
                       incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(18)   The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                       incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(19)   The Code of Ethics for Security Capital Global Capital
                       Management Group Incorporated is incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 33 to
                       Registrant's Registration Statement on Form N-1A (File No.
                       33-9504) filed on July 3, 2000.
           (p)(20)   The Code of Ethics for TCW Investment Management Company is
                       incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(21)   The Code of Ethics for Wall Street Associates is
                       incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(22)   The Code of Ethics for Western Asset Management Company is
                       incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(23)   The Code of Ethics for Robert W. Baird & Co., Incorporated
                       is incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 33 to Registrant's
                       Registration Statement on Form N-1A (File No. 33-9504) filed on July 3, 2000.
           (p)(24)   The Code of Ethics for David J. Greene & Co., LLC is filed herewith.
           (p)(25)   The Code of Ethics for McKinley Capital Management, Inc. is
                       filed herewith.
           (q)       Powers of Attorney for Robert A. Nesher, William M. Doran,
                       George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                       Greco, Mark E. Nagle, James M. Storey and Edward D.
                       Loughlin are incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 42 of SEI Daily Income
                       Trust's Registration Statement on Form N-1A (File
                       Nos. 2-77048 and 811-3451), filed with the SEC on May 30,
                       2000 (Accession #0000912057-00-026756).

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    None.

Item 25.  INDEMNIFICATION:

    Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Investment Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ALLIANCE CAPITAL MANAGEMENT L.P.

    Alliance Capital Management L.P. is an investment sub-adviser for the Registrant's Large Cap Growth Fund and the Tax-Managed Large Cap Funds. The principal address of Alliance Capital Management L.P. is 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management L.P. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alliance Capital Management
  Corporation
General Partner

Luis Javier Bastida            Banco Bilbao Vizcaya           CFO & Member of the Executive
Director of General Partner                                     Committee

John L. Blundin                             --                             --
Executive Vice President of
  General Partner

David Remson Brewer, Jr.                    --                             --
Sr. Vice President, General
  Counsel & Secretary of
  General Partner

Donald Hood Brydon             AXA Investment Managers S.A.   Chairman & CEO
Director of General Partner

Bruce William Calvert                       --                             --
Vice Chairman, CEO,
  Director of General Partner

Henri de la Croix de Castries  AXA                            SEVP-Financial Services &
Director of General Partner                                     Life Division

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
John Donato Carifa                          --                             --
President, COO, Director of
  General Partner

Kathleen Ann Corbet                         --                             --
Executive Vice President &
  Chief of Investment
  Operations of General
  Partner

Kevin C. Dolan                 AXA                            Senior Vice President
Director of General Partner

Denis Duverne                  AXA                            Senior Vice President
Director of General Partner

Alfred Harrison                             --                             --
Vice Chairman, Director of
  General Partner

Herve Hatt                     AXA                            Senior Vice President
Director of General Partner

Michael Hegarty                The Equitable Life Assurance   President, COO & Director
Director of General Partner      Society of the United
                                 States

Robert Gene Hysterberg                      --                             --
Senior Vice President of
  General Partner

Jean-Pierre Hellebuyck         AXA                            Chairman
Director of General Partner

Benjamin Duke Holloway                      --                             --
Director of General Partner

Nelson Rudolph Jantzen                      --                             --
Senior Vice President of
  General Partner

Robert Henry Joseph, Jr.                    --                             --
Sr. Vice Pres., CFO of
  General Partner

Wayne D. Lyski                              --                             --
Executive Vice President of
  General Partner

Mark Randall Manley                         --                             --
Senior Vice President,
  Counsel, Compliance
  Officer & Assistant
  Secretary of General
  Partner

Edward D. Miller               The Equitable Companies Inc.   President & CEO
Director of General Partner

                               The Equitable Life Assurance   Chairman, President & CEO
                                 Society of the United
                                 States

Peter D. Noris                 The Equitable Life Assurance   EVP & CIO
Director of General Partner      Society of the United
                                 States

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Joseph Edward Potter                        --                             --
Senior Vice President of
  General Partner

Frank Savage                                --                             --
Director of General Partner

Alden Merle Stewart                         --                             --
Executive Vice President of
  General Partner

Stanley B. Tulin               The Equitable Life Insurance   Vice Chairman & CFO
Director of General Partner      Society of the United
                                 States

Dave Harrel Williams           The Equitable Companies Inc.   Director
Chairman of the Board, CEO &
  Director of General Partner

Reba White Williams                         --                             --
Director of General Partner

Robert Bruce Zoellick          Center for Strategic and       President & CEO
Director of General Partner      International Studies

Harry Lewis Carr, Jr.                       --                             --
Chairman of Shields/Alliance
  Division of General Partner

Michael Francis Deltino                     --                             --
Chairman of Regent Division
  of General Partner

ARTISAN PARTNERS LIMITED PARTNERSHIP

    Artisan Partners Limited Partnership is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan Partners Limited Partnership is 1000 North Water Street, Suite 1770, Milwaukee, WI 53202. Artisan Partners Limited Partnership is an investment adviser registered under the Adviser Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew A. Ziegler              Artisan Distributors LLC       Officer
Chief Executive Officer

Lawrence A. Totsky             Artisan Distributors LLC       Officer
Chief Financial Officer

Mark L. Yockey
Portfolio Manager

Carlene M. Ziegler             Heidrick & Struggles           Independent Director
Portfolio Manager

Scott C. Satterwhite
Portfolio Manager

Andrew C. Stephens
Portfolio Manager

Darren W. DeVore
Marketing & Client Service

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Michael Steinrueck                          --
Marketing & Client Service

Marina T. Carlson
Portfolio Manager

Michael C. Roos                Artisan Distributors LLC       Officer
Managing Director

CREDIT SUISSE ASSET MANAGEMENT

    Credit Suisse Asset Management is an investment sub-adviser for the Registrant's High Yield Bond Fund. The principal address of Credit Suisse Asset Management is One Citicorp Center, 153 East 53rd Street, New York, New
York 10022. Credit Suisse Asset Management is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Credit Suisse Capital                       --                             --
  Corporation
General Partner

CS Advisers Corporation                     --                             --
General Partner

Credit Suisse Investment                    --                             --
  Corporation
Indirect Owner

Credit Suisse First Boston                  --                             --
Indirect Owner

Credit Suisse Group                         --                             --
Indirect Owner

Philip Maxwell Colebatch       Credit Suisse Asset            President/head of CS Global
Member of Partnership Board      Management Ltd.                Asset Management

Jeffrey Alan Geller                         --                             --
Member of Partnership Board

Robert John Moore                           --                             --
COO/Member of Partnership
  Board

William Wallace Priest, Jr.    Credit Suisse Asset            Managing Director
CEO/Member of Partnership        Management Ltd.
  Board

Phillip Keebler Ryan           Credit Suisse Asset            Chief Financial Officer
Member of Partnership Board      Management Ltd.

William Paul Sterling          Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

Timothy Torrey Taussig         Credit Suisse Asset            Managing Director
Member of Partnership Board      Management Ltd.

BLACKROCK, INC.

    BlackRock, Inc. is an investment sub-adviser for the Registrant's Core Fixed Income Fund. The principal address of BlackRock, Inc. is 345 Park Avenue,
30th Floor, New York, New York 10154. BlackRock, Inc. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Gordon Anderson                CastleInternational Asset      Director
Managing Director                Management Inc.

                               BlackRock International, Ltd.  Managing Director

Keith Thomas Anderson          BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Paul L. Audet                  BlackRock International, Ltd.  Chief Financial Officer,
Chief Financial Officer,                                        Managing Director
  Managing Director

                               BlackRock Financial            Chief Financial Officer,
                                 Management, Inc.               Managing Director

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Managing Director

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Managing Director

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Managing Director

                               BlackRock, Inc.                Chief Financial Officer,
                                                                Managing Director

                               NC Investment Holdings, LLC    Chief Financial Officer,
                                                                Managing Director

                               PNC Asset Management, Inc.     Chief Financial Officer,
                                                                Managing Director

                               PNC Investment                 Chief Financial Officer,
                                 Holdings, Inc.                 Managing Director

Bartholomew Angelo Battista    BlackRock Financial            Vice President, Regulatory
Vice President, Regulatory       Management, Inc.               Compliance
  Compliance

                               BlackRock Advisors, Inc.       Vice President, Regulatory
                                                                Compliance

                               BlackRock (Japan) Inc.         Vice President, Regulatory
                                                                Compliance

                               BlackRock International, Ltd.  Vice President, Regulatory
                                                                Compliance

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock Institutional        Vice President, Regulatory
                                 Management Corporation         Compliance

Robert Peter Connolly          BlackRock, Inc.                General Counsel
Managing Director, General
  Counsel, Secretary

                               BlackRock Financial            Managing Director, Counsel,
                                 Management, Inc.               Secretary

                               BlackRock Advisors, Inc.       Managing Director, Counsel,
                                                                Secretary

                               BlackRock (Japan) Inc.         Managing Director, Counsel,
                                                                Secretary

                               BlackRock International, Ltd.  Managing Director, Counsel,
                                                                Secretary

                               BlackRock Institutional        Managing Director, Counsel,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       General Counsel, Assistant
                                                                Secretary

Laurence Douglas Fink          BlackRock, Inc.                Chairman, CEO, Director
Chairman, CEO & Director

                               BlackRock Financial            Chairman, CEO, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Chairman, CEO, Director

                               BlackRock (Japan) Inc.         Chairman, CEO, Director

                               BlackRock International, Ltd   Chairman, CEO, Director

                               BlackRock Institutional        Chairman, CEO, Director
                                 Management

                               Provident Advisers, Inc.       Chairman, CEO, Director

Hugh Robert Frater             BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Henry Gabbay                   BlackRock Financial            Managing Director, Portfolio
Managing Director, Portfolio     Management, Inc.               Compliance
  Compliance

                               BlackRock, Inc.                Managing Director, Portfolio
                                                                Compliance

                               BlackRock Advisors, Inc.       Managing Director, Portfolio
                                                                Compliance

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               BlackRock (Japan) Inc.         Managing Director, Portfolio
                                                                Compliance

                               BlackRock International, Ltd.  Managing Director, Portfolio
                                                                Compliance

                               BlackRock Institutional        Managing Director, Portfolio
                                 Management Corporation         Compliance

                               Provident Advisers, Inc.       Chief Compliance Officer

Bennett William Golub          BlackRock, Inc.                Managing Director
Managing Partner

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Robert Steven Kapito           BlackRock, Inc.                Vice Chairman
Director, Vice Chairman

                               BlackRock Financial            Vice Chairman, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc.       Vice Chairman, Director

                               BlackRock (Japan) Inc.         Vice Chairman, Director

                               BlackRock International, Ltd.  Vice Chairman, Director

                               BlackRock Institutional        Vice Chairman, Director
                                 Management Corporation

                               Provident Advisers, Inc.       Vice Chairman, Director

James Joseph Lillis            BlackRock, Inc.                Treasurer, Assistant
Treasurer, Assistant                                            Secretary
  Secretary

                               BlackRock Advisors, Inc.       Treasurer, Assistant
                                                                Secretary

                               BlackRock (Japan) Inc.         Treasurer, Assistant
                                                                Secretary

                               BlackRock International, Ltd.  Treasurer, Assistant
                                                                Secretary

                               BlackRock Institutional        Treasurer, Assistant
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Treasurer, Assistant
                                                                Secretary

Paul Phillip Matthews, II      BlackRock Financial            Managing Director
Managing Director                Management, Inc.

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BFM International, Ltd.        Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Barbara Goldman Novick         BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Karen Horwitz Sabath           BlackRock, Inc.                Managing Director
Managing Director

                               BlackRock Advisors, Inc.       Managing Director

                               BlackRock (Japan) Inc.         Managing Director

                               BlackRock International, Ltd.  Managing Director

                               BlackRock Institutional        Managing Director
                                 Management Corporation

                               Provident Advisers, Inc.       Managing Director

Ralph Lewis Schlosstein        BlackRock, Inc.                President, Director
President, Director

                               BlackRock Financial            President, Director
                                 Management, Inc.

                               BlackRock Advisors, Inc        President, Director

                               BlackRock (Japan) Inc.         President, Director

                               BlackRock International, Ltd.  President, Director

                               BlackRock Institutional        President, Director
                                 Management

                               Provident Advisers, Inc.       President, Director

Susan Lynne Wagner             BlackRock, Inc.                Chief Financial Officer,
Chief Financial Officer,                                        Secretary
  Secretary

                               BlackRock Advisors, Inc.       Chief Financial Officer,
                                                                Secretary

                               BlackRock (Japan) Inc.         Chief Financial Officer,
                                                                Secretary

                               BlackRock International, Ltd.  Chief Financial Officer,
                                                                Secretary

                               BlackRock Institutional        Chief Financial Officer,
                                 Management Corporation         Secretary

                               Provident Advisers, Inc.       Chief Financial Officer,
                                                                Secretary

BOSTON PARTNERS ASSET MANAGEMENT, L.P.

    Boston Partners Asset Management, L.P., is an investment sub-adviser for the Small Cap Value Fund. The principal address of Boston Partners Asset Management, L.P., is One Financial Center, 43rd Floor, Boston, Massachusetts 02111. Boston Partners Asset Management, L.P., is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Boston Partners, Inc.                       --                             --
General Partner

Wayne J. Archambo                           --                             --
Limited Partner

William W. Carter, Jr.                      --                             --
Limited Partner

Mark E. Donovan                             --                             --
Limited Partner

Harry J. Rosenbluth                         --                             --
Limited Partner

HIGHMARK CAPITAL MANAGEMENT, INC.

    HighMark Capital Management, Inc. ("HighMark") is an investment sub-adviser for the Equity Income Fund. The principal address of HighMark is 475 Sansome Street, San Francisco, CA 94104.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Highmark Capital Management,                --                             --
  Inc.
100% Owner

Terry L. Chambless             Union Bank of California, NA   Investment Trust
Managing Director, Inst.
  Sales & Marketing

Patrick G. Dodson              Union Bank of California, NA   Manager, Systems
Chief Financial Officer,
  Director

Milton M. Fukuda               Union Bank of California, NA   Trust
Managing Director, Support
  Services

Clark R. Gates                 Union Bank of California, NA   Head of Investment Division
President, COO, Director

Susumu Hanada                  Bank of Tokyo--Mitsubishi,     Senior Inspector
CEO and Chairman of the Board    Inspection Division

                               Capital Markets Group          Deputy General Manager

                               Union Bank of California, NA   Executive Vice President

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert G. Knopf                Union Bank of California, NA   Investments
Managing Director--Mutual
  Funds

Luke C. Mazur                  Union Bank of California, NA   Managing Director, CIO
Managing Director, CIO

Tsutomu Nakagawa               The Bank of Tokyo-Mitsubishi   Banking
Director

Kevin A. Rogers                Union Bank of California, NA   Investments
Managing Director, Reg.
  Portfolio Management Group

Olga J. Sanchez                Union Bank of California, NA   Attorney
Secretary

Yoshihiko Someya               The Bank of Tokyo--Mitsubishi  Manager--Corporate--Office
Director

LSV ASSET MANAGEMENT, L.P.

    LSV Asset Management, L.P. is an investment sub-adviser for the Large Cap Value and Small Cap Value Funds. The principal address of LSV Asset Management, L.P. is 181 West Madison Avenue, Chicago, Illinois 60602. LSV Asset Management, L.P. is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lakonishok Corporation                      --                             --
General Partner

SEI Funds, Inc.                             --                             --
General Partner

Shleifer Corporation                        --                             --
General Partner

MARTINGALE ASSET MANAGEMENT, L.P.

    Martingale Asset Management, L.P. is the investment sub-adviser for the Mid-Cap Fund. The principal address of Martingale Asset Management, L.P., is 222 Berkeley Street, Boston, Massachusettes 02116. Martingale Asset Management, L.P., is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Martingale Asset Management                 --                             --
  Corporation
General Partner

Patricia J. O'Connor                        --                             --
Treasurer, Administrator
  Shareholder of MAM

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Edward Jacques                      --                             --
Executive Vice President,
  Portfolio Manager,
  Shareholder of MAM

Alan J. Stassman
Chairman
  Shareholder of MAM

Arnold Seton Wood                           --                             --
President, Portfolio Manager
  Shareholder of MAM

Douglas Evan Stark, CFA                     --                             --
Investment Research,
  Portfolio Manager

Paul Burik
Director

                               Commerz International Capital  CIO, Deputy Managing Director
                                 Management, GmbH

Peter M. Lampe                 Commerz International          VP Controller Compliance
                                 Management, GmbH               Officer

MAZAMA CAPITAL MANAGMENT, LLC

    Mazama Capital Managment, LLC ("Mazama") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal business address of Mazama is One SW Columbia Street, Suite 1860, Portland, Oregon 97258. Mazama is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Ronald Adair Sauer                          --                             --
Member, President

Jill Ronne Collins                          --                             --
Member, VP Marketing

Brian Paul Alfrey                           --                             --
Member, VP-Administration/Ops

Stephen Charles Brink                       --                             --
Member, VP-Research

MELLON EQUITY ASSOCIATES, LLP

    Mellon Equity Associates, LLP is an investment sub-adviser for the Large Cap Value and Tax-Managed Large Cap Funds. The principal address of Mellon Equity Associates is 500 Grant Street, Suite 3700, Pittsburgh, Pennsylvania 15258. Mellon Equity Associates is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Christopher Mark Condron       The Boston Company Asset       Director
Executive Committee Member       Management, LLC

                               Founders Asset Managment, LLC  Chairman & Director

                               TBCAM Holdings, Inc.           Director

                               The Dreyfus Corporation        Chairman, CEO, & Director

                               Franklin Portfolio             Director
                                 Holdings, Inc.

                               Franklin Portfolio             Director
                                 Associates, LLC

                               Certus Asset Advisors          Director
                                 Corporation

                               Boston Safe Advisors, Inc.     Director & President

                               Mellon Capital Management      Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member

                               Mellon Bank, N.A.              Director, COO/President

                               Mellon Bank Corporation        Director, COO

                               The Boston Company, Inc.       Vice Chairman & Director

                               Boston Safe Deposit and Trust  Director
                                 Company

                               The Boston Copmany Financial   President & Director
                                 Strategies, Inc.

Ronald P. O'Hanley, III        Franklin Portfolio             Director
Executive Committee Member &     Holdings, Inc.
  Chairman

                               The Boston Company Asset       Director
                                 Managment, Inc.

                               Boston Safe Advisors, Inc.     Director

                               Mellon Capital Managment       Director
                                 Corporation

                               Certus Asset Advisors          Director
                                 Corporation

                               Mellon Bond Associates, LLP    Exec. Comm. Member &
                                                                Chairman

                               Mellon-France Corporation      Director

                               Laurel Capital Advisors, LLP   Executive Committee Member

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
William Paul Rydell            The Dreyfus Corporation        Group Manager
President/CEO
  Executive Committee Member

James Milton Gockley           Dreyfus Financial Services     Vice President
Executive Committee Member       Corp.

                               Dreyfus Investment Services    Vice President
                                 Corp.

                               Franklin Portfolio Associates  Chief Legal Officer & Vice
                                 Trust                          President

                               Mellon Securities Trust        Vice President
                                 Company

                               Laurel Capital Advisors, LLP   Vice President

                               Boston Safe Deposit and Trust  General Counsel
                                 Company

                               The Boston Company, Inc.       General Counsel

Patricia Kay Nichols
Executive VP/COO
  Exec. Comm. Member

Mellon Bank, N.A.
Limited Partner (99%)

MMIP, Inc.
General Partner (1%)

Mellon Bank Corporation
Shareholder
  Shareholders of Mellon Bank
  Corporation

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT

    Nicholas-Applegate Capital Management ("Nicholas-Applegate"), is an investment sub-adviser for the Small Cap Growth Fund. The principal address of Nicholas-Applegate is 600 West Broadway, 29th Floor, San Diego, California 92101. Nicholas-Applegate is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Thomas E. Bleakley                          --                             --
Limited Partner of LP

William H. Chenoweth                        --                             --
Limited Partner of LP

Laura Stanley DeMarco                       --                             --
Limited Partner of LP

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Andrew B. Gallagher            Nicholas-Applegate Capital     Partner, Portfolio Manager,
Limited Partner of LP            Management                     Institutional Equity
                                                                Management

Richard E. Graf                             --                             --
Limited Partner of LP

Peter J. Johnson                            --                             --
Limited Partner of LP

Jill B. Jordon                 Nicholas-Applegate Capital     Head of Global Sales and
Limited Partner of LP            Management                     Marketing

                               Nicholas-Applegate Securities  Senior Vice President and
                                                                Head of Institutional
                                                                Business

John J. Kane                                --                             --
Limited Partner of LP

James E. Kellerman                          --                             --
Limited Partner of LP

George C. Kenney                            --                             --
Limited Partner of LP

Pedro V. Marcal                             --                             --
Limited Partner of LP

James T. McComsey                           --                             --
Limited Partner of LP

John J.P. McDonnell            Nicholas-Applegate Capital     COO
Limited Partner of LP            Management

Edward B. Moore, Jr.                        --                             --
Limited Partner of LP

Loretta J. Morris                           --                             --
Limited Partner of LP

Arthur E. Nicholas             Nicholas-Applegate Securites   President, Chairman
Managing Partner

                               Nicholas-Applegate Capital     Managing Partner, President
                                 Managment                      of General Partner, CIO

John R. Pipkin                              --                             --
Limited Partner of LP

Frederick S. Robertson         Nicholas-Applegate Capital     CIO/Fixed Income
Limited Partner of LP            Management

Catherine C. Somhegyi          Nicholas-Applegate Capital     CIO, Global Equity
Limited Partner of LP            Management                     Management, Partner, and
                                                                Portfolio Manager

Lawrence S. Speidell                        --                             --
Limited Partner of LP

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Todd L. Spillane                            --                             --
Vice President, Director of
  Compliance

James W. Szabo                 Nichoas-Applegate Capital      General Partner of Global
Limited Partner of LP            Management Holdings LP         Holding and Nicholas-
                                                                Applegate Capital
                                                                Management

                               Nicholas-Applegate Capital     General Partner of General
                                 Management Holdings Inc.       Partner

                               Nicholas-Applegate Capital     Limited Partner of LP
                                 Management Inc.

Nicholas-Applegate Global                   --                             --
  Holding Co. LP
Limited Partner

Nicholas-Applegare Capital                  --                             --
  Management, Inc.
Limited Partner of Limited
  Partner

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT, INC.

    Nomura Corporate Research and Asset Management, Inc. ("Nomura") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Nomura is Two World Financial Center, Building B, New York, New York 10281-1198. Nomura is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Nomura Holding America Inc.                 --                             --
Shareholder

The Nomura Securities Co.,                  --                             --
  Ltd.
Shareholder

Robert NMN Levine                           --                             --
President, CEO and Board
  Member

Richard Alan Buch                           --                             --
Board Member, Managing
  Director and Head Trader

Douglas Reed Metcalf                        --                             --
Director

Shigeki NMN Fujitani           Nomura Securities              Managing Director
Board Member                     International, Inc.

Joseph Redmond Schmuckler      Nomura Securities Global       Co-Chairman of the Board
Co-Chairman of the Board         Investments Advisors, Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               Nomura Holding America Inc.    Executive Managing Director

                               Nomura Securities              Co-Pres., Co-CEO & Board
                                 International                  Member

PROVIDENT INVESTMENT COUNSEL, INC.

    Provident Investment Counsel, Inc. ("Provident"), is an investment sub-adviser for the Registrant's Large Cap Fund. The principal business address of Provident is 300 North Lake Avenue, Pasadena, CA 91101. Provident is an investment sub-adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Aaron Webster Lee Eubanks,                  --                             --
  Sr.
SVP, COO

Thomas John Condon                          --                             --
Managing Director

Lauro F. Guerra                             --                             --
Managing Director

George Edward Handtmann III                 --                             --
Executive Managing Director

Robert Marvin Kommerstad                    --                             --
President/Chairman

Jeffrey John Miller                         --                             --
Managing Director

Larry Dee Tashjian                          --                             --
Executive Managing Director

William Todd Warnick                        --                             --
V.P., CFO

Jeffrey Dale Lovell            Putnam, Lovell                 Managing Director & President
Director

Thomas Michael Mitchell                     --                             --
Managing Director

Frederick Brown Windle                      --                             --
Managing Director

    Robert W. Baird & Co., Incorporated ("Baird") is a sub-adviser for the Registrant's Core Fixed Income Fund. The principal business address of Baird is 777 E. Wisconsin Avenue, Milwaukee, WI 53202. Baird is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
James Dick Bell                             --                             --
Managing Director

Paul John Carbone                           --                             --
Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Bryce Patrick Edwards                       --                             --
Managing Director

Harold Charles Elliot                       --                             --
Managing Director

Glen Fredrick Hackmann                      --                             --
Secretary, General Counsel,
  Managing Director

George Frederick Kasten, Jr.                --                             --
Chairman, Chief Executive
  Officer

Keith Anthony Kolb                          --                             --
Managing Director

Patrick Steven Lawton                       --                             --
Managing Director

William Walter Mahler                       --                             --
Managing Director

John Robert Merrell                         --                             --
Managing Director, Marketing
  Director

Terrance Patrick Maxwell                    --                             --
Managing Director

Paul Edward Purcell                         --                             --
President, Chief Operating
  Officer

Michael John Schroeder                      --                             --
Managing Director

Paul Stuart Shain                           --                             --
Managing Director

John Earl Sundeen                           --                             --
Senior Vice President,
  Compliance Director

Russell Paul Schwei                         --                             --
Chief Financial Officer,
  Managing Director

Dominick Paul Zarcone                       --                             --
Managing Director

RS INVESTMENT MANAGEMENT, L.P.

    Robertson, Stephens Investment Management, L.P., ("Robertson") is an investment subadviser to the Small Cap Growth Fund. The principal address of Robertson is 555 California Street, Suite 2600, San Francisco, CA 94104. Robertson is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
RS Regulated 1 LLC (RSR1)                   --                             --

Robertson Stephens Investment               --                             --
Member of RSR1

Bank America Corporation                    --                             --
Indirect Parent

George Randall Hecht           Robertson, Stephens & Co.      Indirect Owner
Director and President           Investment Management, L.P.

                               Roberston, Stephens            President, CEO, Director &
                                 Investment                     Indirect Owner
                                 Management, Inc.

                               Robertson, Stephens            Trustee
                                 Investment Trust

Paul Harbor Stephens           Roberston, Stephens            Indirect Owner
Member of Group                  Investment
                                 Management, Inc.

David James Evans, III                      --                             --
Secretary, Sec. Analyst,
  Portfolio Manager

SANFORD C. BERNSTEIN & CO., INC.

    Sanford C. Bernstein & Co., Inc., is an investment sub-adviser for the Tax-Managed Fund and Large Cap Value Fund. The principal address of Sanford C. Bernstein & Co., Inc., is 767 Fifth Avenue, New York, New York 10153-0185. Sanford C. Bernstein & Co., Inc., is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lewis A. Sanders                            --                             --
Chairman of the Board, Chief
  Executive Officer, Director

Roger Hertog                                --                             --
President and Chief Operating
  Officer

Andrew S. Adelson                           --                             --
Senior Vice President, Chief
  Investment Officer--
  International Equities,
  Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kevin R. Brine                              --                             --
Senior Vice President--Global
  Asset Management Services,
  Director

Charles C. Cahn, Jr.                        --                             --
Senior Vice President,
  Director of Global Fixed
  Income, Director

Marilyn Goldstein Fedak                     --                             --
Senior Vice President, Chief
  Investment Officer--U.S.
  Equities, Director

Michael L. Goldstein                        --                             --
Senior Vice President--Chief
  Investment Strategist,
  Director

Thomas S. Hexner                            --                             --
Senior Vice
  President--Private Client
  Services

Thomas S. Hexnar               RFT Corporation                Managing Director
Sr. VP--Private Client           (Philanthropic Mgmt.)
  Services, Director

Gerald M. Lieberman                         --                             --
Senior Vice
  President--Finance and
  Administration

Jean Margo Reid                             --                             --
Senior Vice President,
  General Counsel, Director

Francis H. Trainer, Jr.                     --                             --
Senior Vice President, Chief
  Investment Officer--Fixed
  Income, Director

SAWGRASS ASSET MANAGEMENT, LLC

    Sawgrass Asset Management, LLC is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Sawgrass Asset Management, LLC is 4337 Pablo Oaks Court, Building 200, Jacksonville, Florida 32224. Sawgrass Asset Management, LLC is an investment adviser registered under the Adviser Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Sawgrass Asset                              --                             --
  Management, Inc.
  ("S.A.M., Inc.")
Member, Shareholder of 50%

AmSouth Bank                                --                             --
Member, Shareholder of 50%

AmSouth Bancorporation                      --                             --
100% Shareholder of AmSouth
  Bank

Andrew M. Cantor               S.A.M., Inc.                   1/3 Owner
Principal

Dean E. McQuiddy               S.A.M., Inc.                   1/3 Owner
Principal

Brian K. Monroe                S.A.M., Inc.                   1/3 Owner
Principal

SECURITY CAPITAL GLOBAL CAPITAL MANAGEMENT GROUP, INC.

    Security Capital Global Capital Management Group, Inc. is a Sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Security Capital Global Capital Management Group, Inc. is 11 South LaSalle St., Chicago, IL 60603. Security Capital Global Capital Management Group, Inc. is an investment adviser registered under the Adviser Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Security Capital Investment                 --                             --
  Research Incorporated
  ("SCIR")
Owner

Security Capital Group                      --                             --
  Incorporated
100% Owner of SCIR

Kevin W. Bedell                             --                             --
Senior Vice President

Jeff A. Jacobson                            --                             --
Managing Director

Anthony R. Manno, Jr.                       --                             --
President, Director, and
  Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Daniel F. Miranda                           --                             --
Managing Director

Jeffrey C. Nellessen                        --                             --
Vice President, Secretary,
  Treasurer, and Controller

Kenneth D. Statz                            --                             --
Managing Director

SEI INVESTMENTS MANAGEMENT CORPORATION

    SEI Investments Management Company ("SIMC") is an investment adviser for each of the Funds. The principal address of SIMC is Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alfred P. West, Jr.            SEI Investments Company        Chairman, CEO
Chairman, CEO, Director

                               SEI Investments Distribution   Director, Chairman of the
                                 Co.                            Board of Directors

                               SEI Inc. (Canada)              Director

                               SEI Ventures, Inc.             Director, Chairman, President

                               SEI Funds, Inc.                CEO, Chairman of the Board of
                                                                Directors

                               Rembrandt Financial Services   Chairman of the Board of
                                 Company                        Directors

                               SEI Global Investment Corp.    Director, CEO, Chairman

                               SEI Investments Global         Chairman, CEO
                                 Management (Cayman),
                                 Limited

                               SEI Capital AG                 Director, Chairman of the
                                                                Board

                               SEI Global Capital             Director, CEO, Chairman
                                 Investments, Inc.

                               CR Financial Services Company  Director, Chairman of the
                                                                Board

                               CR Capital Resources, Inc.     Director, Chairman of the
                                                                Board

                               SEI Investments Mutual Fund    Chairman, CEO
                                 Services

                               SEI Investments Fund           Chairman, CEO
                                 Management

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Holdings (Cayman)   Chairman, CEO
                                 Inc.

                               SEI Investments De Mexico      Director

                               SEI Asset Korea                Director

Carmen V. Romeo                SEI Investments Company        Director, Executive Vice
Executive Vice President,                                       President, President--
  Director                                                      Investment Advisory Group

                               SEI Investments Distribution   Director
                                 Co.

                               SEI Trust Company              Director

                               SEI Investments, Inc.          Director, President

                               SEI Investments                Director, President
                                 Developments, Inc.

                               SEI Funds, Inc.                Director, Executive Vice
                                                                President

                               Rembrandt Financial Services   Director, Executive Vice
                                 Company                        President

                               SEI Global Capital             Executive Vice President
                                 Investments, Inc.

                               SEI Primus Holding Corp.       Director, President

                               CR Financial Services Company  Director

                               CR Capital Resources, Inc.     Director

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

                               SEI Investments Fund           Executive Vice President
                                 Management

Richard B. Lieb                SEI Investments Company        Director, Executive Vice
Director, Executive Vice                                        President, President--
  President                                                     Investment Systems &
                                                                Services Division

                               SEI Investments Distribution   Director, Executive Vice
                                 Co.                            President

                               SEI Trust Company              Director, Chairman of the
                                                                Board

                               SEI Investments-Global Fund    Director
                                 Services Limited

                               CR Capital Resources, Inc.     Director

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Executive Vice President
                                 Management

Edward Loughlin                SEI Investments Company        Executive Vice President,
Executive Vice President                                        President--Asset Management
                                                                Division

                               SEI Trust Company              Director

                               SEI Insurance Group, Inc.      Director, President,
                                                                Secretary

                               SEI Funds, Inc.                Executive Vice President

                               SEI Advanced Capital           Director, President
                                 Management, Inc.

                               SEI Investments Mutual Fund    Executive Vice President
                                 Services

                               SEI Investments Fund           Executive Vice President
                                 Management

                               Primus Capital Advisors        Director
                                 Company

Dennis J. McGonigle            SEI Investments Company        Executive Vice President
Executive Vice President

                               SEI Investments Distribution   Executive Vice President
                                 Co.

                               SEI Investments Mutual Fund    Senior Vice President
                                 Services

                               SEI Investments Fund           Senior Vice President
                                 Management

Michael Arizin                              --                             --
Senior Vice President,
  Managing Director

Ed Daly                                     --                             --
Senior Vice President,
  Managing Director

Leo J. Dolan, Jr.              SEI Distribution Co.           Senior Vice President
Senior Vice President

                               Rembrandt Financial Services   Senior Vice President
                                 Company

                               SEI Investments Mutual Fund    Senior Vice President
                                 Services

                               SEI Investments Fund           Senior Vice President
                                 Management

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Mick Duncan                    SEI Investments Mutual Fund    Vice President, Team Leader
Senior Vice President,           Services
  Managing Director

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Carl A. Guarino                SEI Investments Company        Senior Vice President
Senior Vice President

                               SEI Investments Distribution   Senior Vice President
                                 Company

                               Rembrandt Financial Services   Director, Vice President
                                 Company

                               SEI Global Investments Corp.   Senior Vice President

                               SEI Global Investments         Director
                                 (Cayman) Limited

                               SEI Investments Global,        Director
                                 Limited

                               SEI Global Holdings (Cayman)   Director
                                 Inc.

                               SEI Investments Argentina      Director
                                 S.A.

                               SEI Investments De Mexico      Director

                               SEI Investments (Europe) Ltd.  Director

Larry Hutchison                SEI Investments Distribution   Senior Vice President
Senior Vice President            Co.

Robert S. Ludwig               SEI Funds, Inc.                Vice President
Senior Vice President, CIO

                               SEI Investments Mutual Fund    Vice President, Team Leader
                                 Services

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Jack May                       SEI Investments Distribution   Senior Vice President
Senior Vice President            Co.

James V. Morris                             --                             --
Senior Vice President,
  Managing Director

Steve Onofrio                               --                             --
Senior Vice President,
  Managing Director

Kevin P. Robins                SEI Investments Company        Senior Vice President,
Senior Vice President                                           General Counsel, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Distribution   Senior Vice President,
                                 Co.                            General Counsel, Secretary

                               SEI Inc. (Canada)              Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Trust Company              Director, Senior Vice
                                                                President, General Counsel,
                                                                Assistant Secretary

                               SEI Investments, Inc.          Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Ventures, Inc.             Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Investments                Senior Vice President,
                                 Developments, Inc.             General Counsel, Secretary

                               SEI Insurance Group, Inc.      Senior Vice President,
                                                                General Counsel

                               SEI Funds, Inc.                Senior Vice President,
                                                                General Counsel, Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Senior Vice President,
                                                                General Counsel, Secretary

                               SEI Advanced Capital           Senior Vice President,
                                 Management, Inc.               General Counsel, Secretary

                               SEI Global Capital             Senior Vice President,
                                 Investments Inc.               General Counsel, Secretary

                               SEI Primus Holding Corp.       Senior Vice President,
                                                                General Counsel, Secretary

                               CR Financial Services Company  Senior Vice President,
                                                                General Counsel, Secretary

                               CR Capital Resources, Inc.     Senior Vice President

                               SEI Investments Mutual Fund    Senior Vice President,
                                 Services                       General Counsel, Secretary

                               SEI Investments Fund           Senior Vice President,
                                 Management                     General Counsel, Secretary

                               SEI Global Holdings (Cayman)   Director, General Counsel,
                                 Inc.                           Secretary

Kenneth Zimmer                              --                             --
Senior Vice President,
  Managing Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Robert Aller Vice President    SEI Investments Distribution   Vice President
                                 Company

Timothy D. Barto               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Jay Brown                                   --                             --
Vice President

Todd Cipperman                 SEI Investments Company        Vice President, Assistant
Senior Vice President,                                          Secretary
  General Counsel & Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Co.                            Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Developments, Inc.         Vice President, Assistant
                                                                Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Director, Vice President,
                                 Management, Inc.               Assistant Secretary

                               SEI Investments Global         Director, Vice President,
                                 (Cayman), Limited              Assistant Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Investments Global,        Director
                                 Limited

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

                               SEI Global Holdings (Cayman)   Director, Vice President,
                                 Inc.                           Assistant Secretary

                               SEI Investments (Europe) Ltd.  Director

S. Courtney E. Collier         SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Co.                            Secretary
  Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Robert Crudup                  SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Richard A. Deak                SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Melissa Doran Rayer                         --                             --
Vice President

Michael Farrell                             --                             --
Vice President

James R. Foggo                 SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management Inc.                Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Vic Galef                      SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Lydia A. Gavalis               SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Greg Gettinger                 SEI Investments Company        Vice President
Vice President

                               SEI Investments Distribution   Vice President
                                 Company

                               SEI Trust Company              Vice President

                               SEI Investments, Inc.          Vice President

                               SEI Ventures, Inc.             Vice President

                               SEI Investments                Vice President
                                 Developments, Inc.

                               SEI Funds, Inc.                Vice President

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Global Investments Corp.   Vice President

                               SEI Advanced Capital           Vice President
                                 Management, Inc.

                               SEI Global Capital             Vice President
                                 Investments, Inc.

                               SEI Primus Holding Corp.       Vice President

                               SEI Investments Mutual Fund    Vice President
                                 Services

                               SEI Investments Fund           Vice President
                                 Management

Susan R. Hartley                            --                             --
Vice President

Kathy Heilig                   SEI Inc. (Canada)              Vice President, Treasurer
Vice President, Treasurer

                               SEI Investments Company        Vice President, Treasurer,
                                                                Chief Accounting Officer

                               SEI Investments Distribution   Vice President
                                 Company

                               SEI Trust Company              Vice President, Treasurer

                               SEI Ventures, Inc              Vice President, Treasurer

                               SEI Insurance Group, Inc.      Vice President, Treasurer

                               SEI Realty Capital             Vice President, Treasurer
                                 Corporation

                               Rembrandt Financial Services   Vice President, Treasurer
                                 Company

                               SEI Global Investments Corp.   Director, Vice President,
                                                                Treasurer

                               SEI Advanced Capital           Director, Vice President,
                                 Management, Inc.               Treasurer

                               SEI Investments Global         Vice President, Treasurer
                                 (Cayman), Limited

                               CR Capital Resources, Inc.     Vice President, Treasurer

                               SEI Investments Mutual Fund    Vice President, Treasurer
                                 Services

                               SEI Investments Fund           Vice President, Treasurer
                                 Management

                               SEI Global Holdings (Cayman)   Vice President, Treasurer
                                 Inc.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kim Kirk                       SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments-Global Fund    Director
                                 Services Limited

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

John Krzeminski                SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Vicki Malloy                   SEI Investments Mutual Fund    Vice President, Team Leader
Vice President, Managing         Services
  Director

                               SEI Investments Fund           Vice President, Team Leader
                                 Management

Christine M. McCullough        SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Carolyn McLaurin               SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Company                        Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

Mary Jean Melair                            --                             --
Vice President

Roger Messina                               --                             --
Vice President

Cynthia M. Parish              SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               Rembrandt Financial Services   Vice President, Assistant
                                 Company                        Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

                               SEI Global Holdings (Cayman)   Vice President, Assistant
                                 Inc.                           Secretary

                               SEI Investments (Europe) Ltd.  Director

Robert Prucnal                              --                             --
Vice President

Edward T. Searle               SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Company                        Secretary
  Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Daniel Spaventa                SEI Investments Distribution   Vice President
Vice President                   Company

Kathryn L. Stanton             SEI Investments Company        Vice President
Vice President

                               SEI Investments Distribution   Vice President
                                 Co.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               CR Financial Services Company  Secretary, Treasurer

                               CR Capital Resource, Inc.      Secretary

                               SEI Investments Mutual Fund    Vice President
                                 Services

                               SEI Investments Fund           Vice President
                                 Management

Lynda J. Striegel              SEI Investments Company        Vice President, Assistant
Vice President, Assistant                                       Secretary
  Secretary

                               SEI Investments Distribution   Vice President, Assistant
                                 Company                        Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Mary Vogan                                  --                             --
Vice President

Raymond B. Webster                          --                             --
Vice President

Susan R. West                               --                             --
Vice President, Managing
  Director

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Lori L. White                  SEI Investments Distribution   Vice President, Assistant
Vice President, Assistant        Co.                            Secretary
  Secretary

                               SEI Trust Company              Vice President, Assistant
                                                                Secretary

                               SEI Investments, Inc.          Vice President, Assistant
                                                                Secretary

                               SEI Ventures, Inc.             Vice President, Assistant
                                                                Secretary

                               SEI Investments                Vice President, Assistant
                                 Developments, Inc.             Secretary

                               SEI Funds, Inc.                Vice President, Assistant
                                                                Secretary

                               SEI Global Investments Corp.   Vice President, Assistant
                                                                Secretary

                               SEI Advanced Capital           Vice President, Assistant
                                 Management, Inc.               Secretary

                               SEI Global Capital             Vice President, Assistant
                                 Investments, Inc.              Secretary

                               SEI Primus Holding Corp.       Vice President, Assistant
                                                                Secretary

                               SEI Investments Mutual Fund    Vice President, Assistant
                                 Services                       Secretary

                               SEI Investments Fund           Vice President, Assistant
                                 Management                     Secretary

Mark S. Wilson                              --                             --
Vice President

Wayne M. Withrow               SEI Investments Distribution   Vice President, Managing
Vice President, Managing         Co.                            Director
  Director

                               SEI Investments Mutual Fund    Vice President, Managing
                                 Services                       Director

                               SEI Investments Fund           Vice President, Managing
                                 Management                     Director

TCW FUNDS MANAGEMENT, INC.

    TCW Funds Management, Inc. ("TCW") is an investment sub-adviser for the Registrant's Large Cap Growth Fund. The principal address of TCW is 865 S. Figuero Street, Suite 1800, Los Angeles, CA 90017. TCW is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Alvin Robert Albe, Jr.         TCW/Latin America Partners,    Managing Director
Director, President & CEO        L.L.C.

                               TCW Advisors, Inc.             Director, Chairman &
                                                                President

                               TCW Asia Limited               Director

                               TCW London International,      Managing Director, Chief
                                 Limited                        Administrative Officer & VP

                               TCW Asset Management Company   Director/Exec. VP--Finance &
                                                                Admin.

                               Trust Company of the West      Director/Exec. VP--Finance &
                                                                Admin.

                               The TCW Group, Inc.            Exec. VP--Finance & Admin.

Mark Louis Attanasio           TCW/Crescent Mezzanine,        Director, Managing
Group MD & CIO--                 L.L.C.                         Director & Portfolio
  Fixed Income, Below                                           Manager
  Investment Grade

                               TCW Asset Management Company   Director & Group Managing
                                                                Director & CIO--Below
                                                                Investment Grade Fixed
                                                                Income

                               Trust Company of the West      Group Managing Director &
                                                                CIO--Below Investment Grade
                                                                Fixed Income

                               Crescent MACH I G.P.           Director
                                 Corporation

Philip Alan Barach             TCW Advisors, Inc.             Group Managing director &
Grp. MD & CIO--                                                 CIO--Investment Grade Fixed
  Fixed Income Investment                                       Income
  Grade

                               TCW Asset Management Company   Director & Group Managing
                                                                director & CIO--Investment
                                                                Grade Fixed Income

                               Trust Company of the West      Group Managing director &
                                                                CIO--Investment Grade Fixed
                                                                Income

Javier Weichers Baz            TCW/Latin America Partners     Managing Director
Managing Director, CIO--         L.L.C.
  International

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               TCW London International,      Director, President & CEO
                                 Limited

                               TCW Asia Limited               CIO--International

                               TCW Asset Management Company   Director & Managing Director,
                                                                CIO--International &
                                                                Chairman, International
                                                                Asset Allocation Committee

                               Trust Company of the West      Managing Director, CIO--
                                                                International & Chairman,
                                                                International Asset
                                                                Allocation Committee

Michael Edward Cahill          TCW/Latin America Partners,    General Counsel and Assistant
General Counsel, Sec. &          L.L.C.                         Secretary
  Managing Director

                               TCW/Crescent Mezzanine,        Managing Director, General
                                 L.L.C.                         Counsel & Secretary

                               TCW Advisors, Inc.             Managing Director, General
                                                                Counsel & Secretary

                               TCW Asia Limited               Director

                               TCW London International,      Director & Managing Director,
                                 Limited                        General Counsel, VP &
                                                                Assistant Secretary

                               TCW Asset Management Company   Director, Managing Director,
                                                                General Counsel & Secretary

                               Trust Company of the West      Managing Director, General
                                                                Counsel & Secretary

                               The TCW Group, Inc.            Managing Director, General
                                                                Counsel & Secretary

Ernest Odin Ellison            TCW Asset Management Company   Chairman, Investment Policy
Ch., Investment Policy                                          Committee
  Committee

                               TCW London International,      Director--Vice Chairman
                                 Limited

                               The TCW Group, Inc.            Director--Vice Chairman

                               Trust Company of the West      Director--Vice Chairman,
                                                                Chairman, Investment Policy
                                                                Committee

                               TCW Special Credits            Investment Oversight & Review
                                                                Committee

                                                              Investments/Approval/Review
                                                                Committee

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Douglas Stephen Foreman        TCW Asset Management Company   Group Managing Director,
Group MD & CIO U.S. Equities                                    Chief Investment Officer--
                                                                U.S. Equities

                               Trust Company of the West      Group Managing Director,
                                                                Chief Investment Officer--
                                                                U.S. Equities

Robert Maxwell Hanisee         TCW Asset Management Company   Group Managing Director,
MD & IO--Private Client                                         Chief Investment Officer--
  Services                                                      Private Client Services

                               Trust Company of the West      Managing Director, Chief
                                                                Investment Officer--Private
                                                                Client Services

Thomas Ernest Larkin, Jr.      TCW Advisors, Inc.             Director--Vice Chairman
Chairman of the Board

                               TCW Asset Management Company   Director--Vice Chairman

                               Trust Company of the West      Director and President

                               The TCW Group, Inc.            Director, Exec. VP & Managing
                                                                Director

Hillary Gillian Darcy Lord     TCW Advisors, Inc.             Managing Director, CCO &
Managing Director, CCO, &                                       Asst. Secretary
  Asst. Secretary

                               The TCW Group, Inc.            Managing Director, CCO &
                                                                Asst. Secretary

                               TCW Asset Management Company   Managing Director, CCO

                               Trust Company of the West      Managing Director, CCO

William Charles Sonneborn      TCW Advisors, Inc.             Managing Director, CFO &
CFO, Managing Director, &                                       Asst. Secretary
  Asst. Sec.

                               TCW Asset Management Company   Director, Managing Director,
                                                                CFO & Asst. Secretary

                               TCW/Crescent Mezzanine,        CFO, Managing Director
                                 L.L.C.

                               TCW London International,      Managing Director, CFO
                                 Limited

                               Trust Company of the West      Managing Director, CFO &
                                                                Asst. Secretary

                               The TCW Group, Inc.            Managing Director, CFO &
                                                                Asst. Secretary

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER         NAME OF OTHER COMPANY              OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
                               TCW/Latin American Partners,   CFO & Treasurer
                                 L.L.C.

Marc Irwin Stern               TCW/Latin America Partners,    Managing Director
Director, Chairman               L.L.C.

                               TCW/Crescent Mezzanine,        Director
                                 L.L.C.

                               TCW Advisors, Inc.             Director, Vice Chairman

                               TCW Special Credits            Investment Oversight & Review
                                                                Committee Member

                               TCW Asia Limited               Director, Chairman

                               TCW London International,      Director, Chairman, Chairman
                                 Limited                        of the Board

                               TCW Asset Management Company   President & Vice Chairman

                               The TCW Group, Inc.            Director & President

                               Trust Company of the West      Director, Exec. VP & Group
                                                                Managing Director

WALL STREET ASSOCIATES

    Wall Street Associates is an investment sub-adviser for the Small Cap Growth Fund. The principal address of Wall Street Associates is 1200 Prospect Street, Suite 100, La Jolla, California 92037. Wall Street Associates is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                               POSITION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Richard S. Coons                            --                             --
Director/Portfolio Manager

William Jeffery, III                        --                             --
Director/Portfolio Manager

Kenneth F. McCain                           --                             --
Director/Portfolio Manager

WESTERN ASSET MANAGEMENT COMPANY

    Western Asset Management Company is an investment sub-adviser for the Core Fixed Income Funds. The principal address of Western Asset Management Company is 117 East Colorado Boulevard, Pasadena, California 91105. Western Asset Management Company is an investment adviser registered under the Advisers Act.

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Carl L. Eichstaedt                          --                             --
Portfolio Manager

      NAME AND POSITION                                              CONNECTION WITH
   WITH INVESTMENT ADVISER             OTHER COMPANY                  OTHER COMPANY
-----------------------------  -----------------------------  -----------------------------
Kent S. Engel                               --                             --
Vice Chairman

Keith J. Gardner                            --                             --
Portfolio Manager

Scott F. Grannis                            --                             --
Director & Economist

Ilene S. Harker                             --                             --
Director of Admin & Controls

James W. Hirschmann III                     --                             --
Director of Marketing

Randolph L. Kohn                            --                             --
Director of Client Services

S. Kenneth Leech                            --                             --
Director & CIO

W. Curtis Livingston                        --                             --
Director & CEO

Raymond A. Mason               Legg Mason, Inc.               Chairman, President & CEO
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Chairman, President & CEO

Ronald D. Mass                              --                             --
Portfolio Manager

Edward A. Moody                             --                             --
Director & Sr. Portfolio
  Manager

James V. Nelson                             --                             --
Director of Invest. Research

Elisabeth N. Spector           Legg Mason, Inc.               Senior Vice President
Non-Employee Director

                               Legg Mason Wood Walker, Inc.   Senior Vice President

Edward A. Taber III            Legg Mason, Inc.               Sr. Exec VP & Investment
Non-Employee Director                                           Management

                               Legg Mason Wood Walker, Inc.   Director & Sr. Executive Vice
                                                                President

Jeffrey D. Van Schaick                      --                             --
Director & Sr. Research
  Analyst

Stephen A. Walsh                            --                             --
Director of Portfolio
  Management

    Item 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                    July 15, 1982
SEI Liquid Asset Trust                                    November 29, 1982
SEI Tax Exempt Trust                                      December 3, 1982
SEI Index Funds                                           July 10, 1985
SEI Institutional International Trust                     August 30, 1988
The Advisors' Inner Circle Fund                           November 14, 1991
The Pillar Funds                                          February 28, 1992
CUFUND                                                    May 1, 1992
STI Classic Funds                                         May 29, 1992
First American Funds, Inc.                                November 1, 1992
First American Investment Funds, Inc.                     November 1, 1992
The Arbor Fund                                            January 28, 1993
Boston 1784 Funds-Registered Trademark-                   June 1, 1993
The PBHG Funds, Inc.                                      July 16, 1993
The Achievement Funds Trust                               December 27, 1994
Bishop Street Funds                                       January 27, 1995
STI Classic Variable Trust                                August 18, 1995
ARK Funds                                                 November 1, 1995
Huntington Funds                                          January 11, 1996
SEI Asset Allocation Trust                                April 1, 1996
TIP Funds                                                 April 28, 1996
SEI Institutional Investments Trust                       June 14, 1996
First American Strategy Funds, Inc.                       October 1, 1996
HighMark Funds                                            February 15, 1997
Armada Funds                                              March 8, 1997
PBHG Insurance Series Fund, Inc.                          April 1, 1997
The Expedition Funds                                      June 9, 1997
Alpha Select Funds                                        January 1, 1998
Oak Associates Funds                                      February 27, 1998
The Nevis Fund, Inc.                                      June 29, 1998
The Parkstone Group of Funds                              September 14, 1998
CNI Charter Funds                                         April 1, 1999
Armada Advantage Fund                                     May 1, 1999
Amerindo Funds, Inc.                                      July 13, 1999
Huntington VA Fund                                        October 15, 1999
Friends Ivory Funds                                       December 16, 1999
SEI Insurance Products Trust                              March 29, 2000

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                       POSITION AND OFFICE              POSITIONS AND OFFICES WITH
          NAME                          WITH UNDERWRITER                        REGISTRANT
-------------------------  -------------------------------------------  --------------------------
Alfred P. West, Jr.        Director, Chairman of the Board of                     --
                             Directors
Richard B. Lieb            Director, Executive Vice President                     --
Carmen V. Romeo            Director                                               --
Mark J. Held               President and Chief Operating Officer                  --
Gilbert L. Beebower        Executive Vice President                               --
Dennis J. McGonigle        Executive Vice President                               --
Robert M. Silvestri        Chief Financial Officer & Treasurer                    --
Leo J. Dolan, Jr.          Senior Vice President                                  --
Carl A. Guarino            Senior Vice President                                  --
Jack May                   Senior Vice President                                  --
Hartland J. McKeown        Senior Vice President                                  --
Kevin P. Robins            Senior Vice President                                  --
Todd Cipperman             Senior Vice President & General Counsel                --
Wayne M. Withrow           Senior Vice President                                  --
Robert Aller               Vice President                                         --
Timothy D. Barto           Vice President & Assistant Secretary                   --
S. Courtney E. Collier     Vice President & Assistant Secretary                   --
Robert Crudup              Vice President & Managing Director                     --
Richard A. Deak            Vice President & Assistant Secretary                   --
Barbara Doyne              Vice President                                         --
Jeff Drennen               Vice President                                         --
James R. Foggo             Vice President & Assistant Secretary                   --
Vic Galef                  Vice President & Managing Director                     --
Lydia A. Gavelis           Vice President & Assistant Secretary                   --
Greg Gettinger             Vice President & Assistant Secretary                   --
Kathy Heilig               Vice President                                         --
Jeff Jacobs                Vice President                                         --
Samuel King                Vice President                                         --
Kim Kirk                   Vice President & Managing Director                     --
John Krzeminski            Vice President & Managing Director                     --
Carolyn McLaurin           Vice President & Managing Director                     --
Mark Nagle                 Vice President                                         --
Joanne Nelson              Vice President                                         --
Cynthia M. Parrish         Vice President & Secretary                             --
Christine M. McCollough    Vice President & Assistant Secretary                   --
Rob Redican                Vice President                                         --
Maria Rinehart             Vice President                                         --
Steve Smith                Vice President                                         --
Daniel Spavanta            Vice President                                         --
Lynda J. Striegel          Vice President & Assistant Secretary                   --
Kathryn L. Stanton         Vice President                                         --
Lori L. White              Vice President & Assistant Secretary                   --

    Item 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           First Union National Bank
           Broad and Chestnut Streets
           P.O. Box 7618
           Philadelphia, PA 19101

       (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4);
    (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the
    required books and records are maintained at the offices of Registrant's
    Manager:

           SEI Investments Fund Management
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5),(6),(9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

           Alliance Capital Management, L.P.
           1345 Avenue of the Americas
           New York, NY 10105

           Artisan Partners Limited Partnership
           1000 North Water Street, Suite 1770
           Milwaukee, WI 53202

           BlackRock Financial Management, Inc.
           345 Park Avenue, 30th Floor
           New York, NY 10154

           Boston Partners Asset Management, L.P.
           28 State Street, 20th Floor
           Boston, MA 02109

           Credit Suisse Asset Management LLC/Americas
           One Citicorp Center
           153 East 53rd Street
           New York, NY 10022

           David J. Greene & Co., Inc.
           599 Lexington Avenue, 12th Floor
           New York, NY 10022

           HighMark Capital Management Inc.
           475 Sansome Street, Suite 1400
           San Francisco, CA 94104

           LSV Asset Management, L.P.
           181 W. Madison Avenue
           Chicago, IL 60606

           Martingale Asset Management, L.P.
           222 Berkeley Street
           Boston, MA 02110

           Mazama Capital Management, Inc.
           One Southwest Columbia Street
           Suite 1860
           Portland, OR 97258

           Mellon Equity Associates, LLP
           500 Grant Street
           Suite 4200
           Pittsburgh, PA 15258

           McKinley Capital Management, Inc.
           3301 C Street, 5th Floor
           Anchorage, Alaska 99503

           Nicholas-Applegate Capital Management
           600 West Broadway, Suite 2900
           San Diego, CA 92101

           Nomura Corporate Research and Asset Management
           2 World Financial Center
           Bldg B, 25th Floor
           New York, NY 10281-1198

           Provident Investment Counsel, Inc.
           300 North Lake Avenue
           Pasadena, CA 91101

           Robert W. Baird
           777 E. Wisconsin Ave.
           Milwaukee, WI 53202

           RS Investment Management, L.P.
           388 Market Street
           Suite 200
           San Francisco, CA 94111

           Sanford C. Bernstein & Co., Inc.
           767 Fifth Avenue
           New York, NY 10153-0185

           SEI Investments Management Corporation
           Oaks, PA 19456

           Sawgrass Asset Management, L.L.C
           4337 Pablo Oaks Court
           Jacksonville, FL 32224

           Security Capital Global
           Capital Management
           Group Incorporated
           11 South LaSalle St.
           Chicago, IL 60603

           TCW Funds Management Company
           865 S. Figueroa Street
           Suite 1800
           Los Angeles, CA 90017

           Wall Street Associates
           1200 Prospect Street
           Suite 100
           La Jolla, CA 92037

           Western Asset Management Company
           117 East Colorado Boulevard
           Pasadena, CA 91105

    Item 29.  MANAGEMENT SERVICES:

    None.

    Item 30.  UNDERTAKINGS:

    None

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to Registration Statement No. 33-9504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of July, 2000.

                                                       SEI INSTITUTIONAL MANAGED TRUST

                                                       By:            /s/ Edward D. Loughlin
                                                            -----------------------------------------
                                                                        Edward D. Loughlin
                                                               PRESIDENT & CHIEF EXECUTIVE OFFICER

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

                          *
     -------------------------------------------       Trustee                         July 14, 2000
                 Rosemarie B. Greco

                          *
     -------------------------------------------       Trustee                         July 14, 2000
                  William M. Doran

                          *
     -------------------------------------------       Trustee                         July 14, 2000
                  F. Wendell Gooch

                          *
     -------------------------------------------       Trustee                         July 14, 2000
               George J. Sullivan, Jr.

                          *
     -------------------------------------------       Trustee                         July 14, 2000
                   James M. Storey

                          *
     -------------------------------------------       Trustee                         July 14, 2000
                  Robert A. Nesher

               /s/ Edward D. Loughlin
     -------------------------------------------       President & Chief               July 14, 2000
                 Edward D. Loughlin                      Executive Officer

                  /s/ Mark E. Nagle
     -------------------------------------------       Controller & Chief              July 14, 2000
                    Mark E. Nagle                        Financial Officer

*By:                 /s/ Edward D. Loughlin
             --------------------------------------
                       Edward D. Loughlin
                        ATTORNEY IN FACT

                                 EXHIBIT INDEX

                 EXHIBIT
           -------------------
           EX-99.B(a)(1)         Agreement and Declaration of Trust dated October 17, 1986 as originally filed with Registrant's Registration Statement
                                   on Form N-1A (File No. 33-9504) filed with the SEC on
                                   October 17, 1986 is incorporated by reference to
                                   Exhibit 1 filed with the SEC on January 28, 1998.

           EX-99.B(a)(2)         Amendment to the Declaration of Trust dated December 23,
                                   1988 is incorporated by reference to Exhibit 1(a) of
                                   Post-Effective Amendment No. 27 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on December 19, 1997.

           EX-99.B(b)(1)         By-Laws incorporated by reference to Exhibit 2 as filed with
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on October 17, 1986.

           EX-99.B(b)(2)         Amended and Restated By-Law are incorporated by reference to
                                   Exhibit 2(a) filed with the SEC on January 28, 1998.

           EX-99.B(c)            Not Applicable.

           EX-99.B(d)(1)         Investment Advisory Agreement between the Trust and SunBank,
                                   N.A. with respect to the Trust's Capital Appreciation
                                   Portfolio filed as Exhibit (5)(b) to Post-Effective
                                   Amendment No. 4 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1987.

           EX-99.B(d)(2)         Investment Advisory Agreement between the Trust and The Bank of California with respect to the Trust's Equity Income
                                   Portfolio filed as Exhibit (5)(c) to Post-Effective
                                   Amendment No. 4 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1987.

           EX-99.B(d)(3)         Investment Advisory Agreement between the Trust and Merus
                                   Capital Management, Inc. with respect to the Trust's
                                   Equity Income Portfolio filed as Exhibit (5)(d) to
                                   Post-Effective Amendment No. 4 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 25, 1987.

           EX-99.B(d)(4)         Investment Advisory Agreement between the Trust and
                                   Boatmen's Trust Company with respect to the Trust's Bond
                                   Portfolio filed as Exhibit (5)(e) to Post-Effective
                                   Amendment No. 5 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1988.

           EX-99.B(d)(5)         Investment Advisory Agreement between the Trust and Bank
                                   One, Indianapolis, N.A. with respect to the Trust's
                                   Limited Volatility Bond Portfolio filed as Exhibit (5)(f)
                                   to Post-Effective Amendment No. 6 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on May 4, 1989.

                 EXHIBIT
           -------------------
           EX-99.B(d)(6)         Investment Advisory Agreement between the Trust and
                                   Nicholas-Applegate Capital Management with respect to the
                                   Trust's Mid-Cap Growth Portfolio filed as Exhibit (5)(h)
                                   to Post-Effective Amendment No. 12 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on September 15, 1992.

           EX-99.B(d)(7)         Investment Sub-Advisory Agreement between the SEI
                                   Investments Management Corporation (the "Adviser") and
                                   Investment Advisers, Inc. with respect to the Trust's
                                   Small Cap Growth Portfolio filed as Exhibit (5)(i) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(8)         Investment Sub-Advisory Agreement between the Adviser and
                                   Nicholas-Applegate Capital Management with respect to the
                                   Trust's Small Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(j) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(9)         Investment Advisory Agreement between the Adviser and
                                   Pilgrim Baxter & Associates with respect to the Trust's
                                   Small Cap Growth Portfolio filed as Exhibit (5)(k) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(10)        Investment Advisory Agreement between the Trust and Duff &
                                   Phelps Investment Management Co. with respect to the
                                   Trust's Value Portfolio filed as Exhibit (5)(l) to
                                   Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993.

           EX-99.B(d)(11)        Investment Advisory Agreement between the Trust and E.I.I.
                                   Realty Securities, Inc. with respect to the Trust's Real
                                   Estate Securities Portfolio filed as Exhibit (5)(n) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(12)        Investment Advisory Agreement between the Trust and Western
                                   Asset Management with respect to the Trust's Intermediate
                                   Bond Portfolio filed as Exhibit (5)(o) to Post-Effective
                                   Amendment No. 21 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 29, 1994.

           EX-99.B(d)(13)        Investment Advisory Agreement between the Trust and Mellon
                                   Equity Associates, LLP with respect to the Trust's Large
                                   Cap Value Portfolio is incorporated by reference to
                                   Exhibit (d)(13) of Post-Effective Amendment No. 31 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 28, 1999.

                 EXHIBIT
           -------------------
           EX-99.B(d)(14)        Investment Sub-Advisory Agreement between the Adviser and
                                   LSV Asset Management with respect to the Trust's Large Cap
                                   Value Portfolio incorporated by reference to
                                   Exhibit (5)(q) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on November 30,
                                   1995.

           EX-99.B(d)(15)        Investment Sub-Advisory Agreement between the Adviser and
                                   Alliance Capital Management L.P. with respect to the
                                   Trust's Large Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(r) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(16)        Investment Sub-Advisory Agreement between the Adviser and
                                   IDS Advisory Group, Inc. with respect to the Trust's Large
                                   Cap Growth Portfolio incorporated by reference to
                                   Exhibit (5)(s) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(17)        Investment Sub-Advisory Agreement between the Adviser and
                                   1838 Investment Advisors, L.P. with respect to the Trust's
                                   Small Cap Value Portfolio incorporated by reference to
                                   Exhibit (5)(t) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(18)        Investment Sub-Advisory Agreement between the Adviser and
                                   Martingale Asset Management with respect to the Trust's
                                   Mid-Cap Portfolio incorporated by reference to
                                   Exhibit (5)(u) of Post-Effective Amendment No. 25 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(19)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and BlackRock Financial Management, Inc. with
                                   respect to the Trust's Core Fixed Income Portfolio is
                                   incorporated by reference to Exhibit (d)(19) of
                                   Post-Effective Amendment No. 29 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 25, 1998.

           EX-99.B(d)(20)        Investment Sub-Advisory Agreement between the Adviser and
                                   Firstar Investment Research & Management Company with
                                   respect to the Trust's Core Fixed Income Portfolio
                                   incorporated by reference to Exhibit (5)(x) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

           EX-99.B(d)(21)        Investment Sub-Advisory Agreement between the Adviser and
                                   BEA Associates with respect to the Trust's High Yield Bond
                                   Portfolio incorporated by reference to Exhibit (5)(y) of
                                   Post-Effective Amendment No. 25 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on November 30, 1995.

                 EXHIBIT
           -------------------
           EX-99.B(d)(22)        Investment Sub-Advisory Agreement between the Adviser and
                                   Boston Partners Asset Management, L.P. with respect to the
                                   Trust's Small Cap Value Portfolio incorporated by
                                   reference to Exhibit (5)(z) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(23)        Investment Sub-Advisory Agreement between the Adviser and
                                   Apodaca-Johnston Capital Management, Inc. with respect to
                                   the Trust's Small Cap Growth Portfolio incorporated by
                                   reference to Exhibit (5)(aa) of Post-Effective Amendment
                                   No. 25 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 30, 1995.

           EX-99.B(d)(24)        Investment Sub-Advisory Agreement between the Adviser and
                                   Wall Street Associates with respect to the Trust's Small
                                   Cap Growth Portfolio incorporated by reference to
                                   Exhibit(5)(bb) of Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 30, 1995.

           EX-99.B(d)(25)        Investment Sub-Advisory Agreement between the Adviser and
                                   First of America Corporation dated June 14, 1996 with
                                   respect to the Trust's Small Cap Growth Portfolio is
                                   incorporated by reference to Exhibit 5(y) of
                                   Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(d)(26)        Investment Sub-Advisory Agreement between the Adviser and
                                   Furman Selz Capital Management LLC with respect to the
                                   Trust's Small Cap Growth Portfolio as previously filed
                                   with Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(d)(27)        Investment Sub-Advisory Agreement between the Adviser and
                                   Provident Investment Counsel, Inc. with respect to the
                                   Trust's Large Cap Growth Portfolio is incorporated by
                                   reference to Post-Effective Amendment No. 26 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on January 28, 1997.

           EX-99.B(d)(28)        Investment Sub-Advisory Agreement between the Adviser and
                                   Boatmen's Trust Company dated December 16, 1996 with
                                   respect to the Trust's Bond Portfolio is incorporated by
                                   reference to Exhibit 5(bb) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(d)(29)        Investment Advisory Agreement between the Trust and the
                                   Adviser dated December 16, 1994 is incorporated by
                                   reference to Exhibit 5(cc) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

                 EXHIBIT
           -------------------
           EX-99.B(d)(30)        Investment Sub-Advisory Agreement between the Adviser and
                                   Western Asset Management Company dated November 13, 1995
                                   is incorporated by reference to Exhibit 5(dd) of
                                   Post-Effective Amendment No. 28 to Registrant's
                                   Registration Statement on Form N-14 (File No. 33-9504)
                                   filed with the SEC on January 28, 1998.

           EX-99.B(d)(31)        Investment Sub-Advisory Agreement between the Adviser and
                                   Sanford C. Bernstein Co., Inc. dated December 15, 1997 is
                                   incorporated by reference to Exhibit 5(ee) of
                                   Post-Effective Amendment No. 28 to Registrant's
                                   Registration Statement on Form N-14 (File No. 33-9504)
                                   filed with the SEC on January 28, 1998.

           EX-99.B(d)(32)        Investment Sub-Advisory Agreement between the Adviser and
                                   Pacific Alliance Capital Management (formerly, Merus-UCA
                                   Capital Management) dated April 1, 1996 is incorporated by reference to Exhibit 5(ff) of Post-Effective Amendment No.
                                   28 to Registrant's Registration Statement on Form N-14
                                   (File No. 33-9504) filed with the SEC on January 28, 1998.

           EX-99.B(d)(33)        Investment Sub-Advisory Agreement between the Adviser and
                                   STI Capital Management, N.A. (formerly "Sun Bank Capital
                                   Management, N.A.") dated July 10, 1995 is incorporated by
                                   reference to Exhibit 5(gg) of Post-Effective Amendment No.
                                   28 to Registrant's Registration Statement on Form N-14
                                   (File No. 33-9504) filed with the SEC on January 28, 1998.

           EX-99.B(d)(34)        Investment Sub-Advisory Agreement between the Adviser and
                                   TCW Funds Management, Inc., is incorporated by reference
                                   to Exhibit (d)(34) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 25, 1998.

           EX-99.B(d)(35)        Investment Sub-Advisory Agreement between the Adviser and
                                   Spyglass Asset Management, is incorporated by reference to
                                   Exhibit (d)(35) of Post-Effective Amendment No. 29 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed with the SEC on November 25, 1998.

           EX-99.B(d)(36)        Investment Sub-Advisory Agreement between the Adviser and
                                   Mellon Equity Associates, LLP, is incorporated by
                                   reference to Exhibit (d)(36) of Post-Effective Amendment
                                   No. 29 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   November 25, 1998.

           EX-99.B(d)(37)        Investment Sub-Advisory Agreement between the Adviser and
                                   Mazama Capital Management, LLC, is incorporated by
                                   reference to Exhibit (d)(37) of Post-Effective Amendment
                                   No. 32 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(38)        Investment Sub-Advisory Agreement between the Adviser and
                                   Nomura Corporate Research and Asset Management Inc., is
                                   incorporated by reference to Exhibit (d)(38) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

                 EXHIBIT
           -------------------
           EX-99.B(d)(39)        Schedule B to the Sub-Advisory Agreement between the Adviser and Provident Investment cancel as of September 14, 1999
                                   is incorporated by reference to Exhibit (d)(39) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(40)        Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                                   1999 is incorporated by reference to Exhibit (d)(40) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(41)        Schedule B to the Sub-Advisory Agreement between the Adviser and Mellon Equity Associates, LLP, as of September 14,
                                   1999 is incorporated by reference to Exhibit (d)(41) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(42)        Schedule B to the Sub-Advisory Agreement between the Adviser and Credit Suisse Asset Management LLC/Americas, as of
                                   December 13, 1999 is incorporated by reference to
                                   Exhibit (d)(42) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(43)        Schedule B to the Sub-Advisory Agreement between the Adviser and Firstar Investment Research & Management Company, as
                                   of December 13, 1999 is incorporated by reference to
                                   Exhibit (d)(43) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(44)        Schedule B to the Sub-Advisory Agreement between the Adviser and Western Asset management, as of December 13, 1999 is
                                   incorporated by reference to Exhibit (d)(44) of
                                   Post-Effective Amendment No. 32 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on January 28, 2000.

           EX-99.B(d)(45)        Schedule B to the Sub-Advisory Agreement between the Adviser and Black Rock Financial Management, Inc., as of
                                   December 13, 1999 is incorporated by reference to
                                   Exhibit (d)(45) of Post-Effective Amendment No. 32 to
                                   Registrant's Registration Statement on Form N-1A (File
                                   No. 33-9504) filed on January 28, 2000.

           EX-99.B(d)(46)        Investment Sub-Advisory Agreement between the Adviser and
                                   Robert W. Baird & Co., Incorporated is incorporated by
                                   reference to Exhibit (d)(46) of Post-Effective Amendment
                                   No. 33 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed on July 3, 2000.

           EX-99.B(d)(47)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and David J. Greene & Co., LLC is filed herewith.

           EX-99.B(d)(48)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and LSV Asset Management, L.P. is filed herewith.

           EX-99.B(d)(49)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and McKinley Capital Management, Inc. is filed
                                   herewith.

                 EXHIBIT
           -------------------
           EX-99.B(d)(50)        Form of Investment Sub-Advisory Agreement between the
                                   Adviser and Sawgrass Asset Management, LLC is filed
                                   herewith.

           EX-99.B(e)            Distribution Agreement between the Trust and SEI Investments
                                   Distribution Co. as originally filed with Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on October 17, 1986 is incorporated by
                                   reference to Exhibit 6 filed with the SEC on January 28,
                                   1998.

           EX-99.B(f)            Not Applicable.

           EX-99.B(g)(1)         Custodian Agreement between the Trust and CoreStates Bank,
                                   N.A. (formerly Philadelphia National Bank) as originally
                                   filed with Pre-Effective Amendment No. 1 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 29, 1987 is incorporated by
                                   reference to Exhibit 8(a) filed with the SEC on
                                   January 28, 1998.

           EX-99.B(g)(2)         Custodian Agreement between the Trust and United States
                                   National Bank of Oregon filed with Pre-Effective Amendment
                                   No. 1 to Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on January 29, 1987
                                   is incorporated by reference to Exhibit 8(b) of
                                   Post-Effective Amendment No. 28.

           EX-99.B(h)(1)         Management Agreement between the Trust and SEI Investments
                                   Management Corporation as originally filed with
                                   Exhibit (5)(a) to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   October 17, 1986 is incorporated by reference to Exhibit
                                   9(a) filed with the SEC on January 28, 1998.

           EX-99.B(h)(2)         Schedule C to Management Agreement between the Trust and SEI
                                   Investments Management Corporation adding the Mid-Cap
                                   Growth Portfolio as originally filed as Exhibit (5)(j) to
                                   Post-Effective Amendment No. 12 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on September 15, 1992 is incorporated
                                   by reference to Exhibit 9(b) filed with the SEC on
                                   January 28, 1998.

           EX-99.B(h)(3)         Schedule D to Management Agreement between the Trust and SEI
                                   Investments Management Corporation adding the Real Estate
                                   Securities Portfolio filed as Exhibit (5)(m) to
                                   Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993 is incorporated by
                                   reference to Exhibit 9(c) of Post-Effective Amendment No.
                                   28.

           EX-99.B(h)(4)         Consent to Assignment and Assumption between SIMC and SEI
                                   Fund Management dated August 21, 1996 is incorporated by
                                   reference to Exhibit 9(d) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(h)(5)         Schedule K to Management Agreement between the Trust and SEI
                                   Investments Management Corporation for the Tax-Managed
                                   Large Cap Fund is incorporated by reference to Exhibit
                                   (h)(5) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

                 EXHIBIT
           -------------------
           EX-99.B(i)            Opinion and Consent of Counsel is filed herewith.

           EX-99.B(j)            Not Applicable.

           EX-99.B(k)            Not Applicable.

           EX-99.B(l)            Not Applicable.

           EX-99.B(m)(1)         Distribution Plan pursuant to Rule 12b-1 (Class A) filed
                                   with Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on October 17, 1986
                                   is incorporated by reference to Exhibit 15(a) of
                                   Post-Effective Amendment No. 28.

           EX-99.B(m)(2)         Distribution Plan pursuant to Rule 12b-1 (Class B) filed
                                   with Post-Effective Amendment No. 17 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on June 21, 1993 is incorporated by
                                   reference to Exhibit 15(b) of Post Effective Amendment No.
                                   28.

           EX-99.B(m)(3)         Distribution Plan pursuant to Rule 12b-1 (ProVantage Class)
                                   filed with Post-Effective Amendment No. 19 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on December 2, 1993 is incorporated by
                                   reference to Exhibit 15(c) of Post-Effective Amendment No.
                                   28.

           EX-99.B(m)(4)         Amended and Restated Distribution Plan is incorporated by
                                   reference to Exhibit 15(d) of Post-Effective Amendment
                                   No. 26 to Registrant's Registration Statement on
                                   Form N-1A (File No. 33-9504) filed with the SEC on
                                   January 28, 1997.

           EX-99.B(m)(5)         Shareholder Service Plan and Agreement with respect to the
                                   Class A shares is incorporated by reference to Exhibit
                                   15(e) of Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(m)(6)         Form of Shareholder Service Plan and Agreement with respect to Class I shares is incorporated by reference to Exhibit
                                   (m)(6) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(m)(7)         Form of Shareholder Service Plan and Agreement with respect to Class Y shares is incorporated by reference to Exhibit
                                   (m)(7) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(m)(8)         Form of Administrative Service Plan and Agreement with
                                   respect to Class I shares is incorporated by reference to
                                   Exhibit (m)(8) of Post-Effective Amendment No. 33 to
                                   Registrant's Registration Statement on Form N-1A (File No.
                                   33-9504) filed on July 3, 2000.

           EX-99.B(o)(1)         Rule 18f-3 Multiple Class Plan incorporated by reference to
                                   Exhibit 18(a) of Post-Effective Amendment No. 28 and to
                                   Exhibit (15)(d) to Post-Effective Amendment No. 23 to
                                   Registrant's Registration Statement on Form N-1A
                                   (File No. 33-9504) filed with the SEC on June 19, 1995.

                 EXHIBIT
           -------------------
           EX-99.B(o)(2)         Amendment No. 1 to Rule 18f-3 Plan relating to Class A and
                                   Class D shares is incorporated by reference to Exhibit
                                   18(b) of Post-Effective Amendment No. 26 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed with the SEC on January 28, 1997.

           EX-99.B(o)(3)         Amendment No. 2 to Rule 18f-3 Plan relating to Class I and
                                   Class Y shares is incorporated by reference to Exhibit
                                   (o)(3) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(1)         The Code of Ethics for SEI Investments Company dated April,
                                   2000 is incorporated by reference to Exhibit (p)(4) of
                                   Post-Effective Amendment No. 42 of SEI Daily Income
                                   Trust's Registration Statement on Form N-1A (File Nos.
                                   2-77048 and 811-3451), filed with the SEC on May 30, 2000
                                   (Accession #0000912057-00-026756).

           EX-99.B(p)(2)         The Code of Ethics for SEI Institutional Managed Trust dated
                                   March 20, 2000 is incorporated by reference to Exhibit
                                   (p)(2) of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(3)         The Code of Ethics for Alliance Capital Management, L.P. is
                                   incorporated by reference to Exhibit (p)(3) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(4)         The Code of Ethics for Artisan Partners Limited Partnership
                                   is incorporated by reference to Exhibit (p)(4) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(5)         The Code of Ethics for Credit Suisse Asset Management, LLC/
                                   Americas is incorporated by reference to Exhibit (p)(5) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(6)         The Code of Ethics for BlackRock Financial Management, Inc.
                                   is incorporated by reference to Exhibit (p)(6) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(7)         The Code of Ethics for Boston Partners Asset Management,
                                   L.P. is incorporated by reference to Exhibit (p)(7) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(8)         The Code of Ethics for Highmark Capital Management Inc. is
                                   incorporated by reference to Exhibit (p)(8) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(9)         The Code of Ethics for LSV Asset Management, L.P. is
                                   incorporated by reference to Exhibit (p)(9) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

                 EXHIBIT
           -------------------
           EX-99.B(p)(10)        The Code of Ethics for Martingale Asset Management, L.P. is
                                   incorporated by reference to Exhibit (p)(10) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(11)        The Code of Ethics for Mazama Capital Management, Inc. is
                                   incorporated by reference to Exhibit (p)(11) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(12)        The Code of Ethics for Mellon Equity Associates, LLP is
                                   incorporated by reference to Exhibit (p)(12) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(13)        The Code of Ethics for Nicholas-Applegate Capital Management
                                   is incorporated by reference to Exhibit (p)(13) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(14)        The Code of Ethics for Nomura Corporate Resesarch & Asset
                                   Management is incorporated by reference to Exhibit (p)(14)
                                   of Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(15)        The Code of Ethics for Provident Investment Counsel, Inc. is
                                   incorporated by reference to Exhibit (p)(15) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(16)        The Code of Ethics for RS Investment Management, L.P. is
                                   incorporated by reference to Exhibit (p)(16) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(17)        The Code of Ethics for Sanford Bernstein & Co., Inc. is
                                   incorporated by reference to Exhibit (p)(17) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(18)        The Code of Ethics for Sawgrass Asset Management, L.L.C. is
                                   incorporated by reference to Exhibit (p)(18) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(19)        The Code of Ethics for Security Capital Global Capital
                                   Management Group Incorporated is incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 33 to
                                   Registrant's Registration Statement on Form N-1A (File No.
                                   33-9504) filed on July 3, 2000.

           EX-99.B(p)(20)        The Code of Ethics for TCW Investment Management Company is
                                   incorporated by reference to Exhibit (p)(20) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

                 EXHIBIT
           -------------------
           EX-99.B(p)(21)        The Code of Ethics for Wall Street Associates is
                                   incorporated by reference to Exhibit (p)(21) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(22)        The Code of Ethics for Western Asset Management Company is
                                   incorporated by reference to Exhibit (p)(22) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(23)        The Code of Ethics for Robert W. Baird & Co., Incorporated
                                   is incorporated by reference to Exhibit (p)(23) of
                                   Post-Effective Amendment No. 33 to Registrant's
                                   Registration Statement on Form N-1A (File No. 33-9504)
                                   filed on July 3, 2000.

           EX-99.B(p)(24)        The Code of Ethics for David J. Greene & Co., LLC is filed herewith.

           EX-99.B(p)(25)        The Code of Ethics for McKinley Capital Management, Inc. is
                                   filed herewith.

           EX-99.B(q)            Powers of Attorney for Robert A. Nesher, William M. Doran,
                                   George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B.
                                   Greco, Mark E. Nagle, James M. Storey, Edward D. Loughlin
                                   and Frank E. Morris are incorporated by reference to
                                   Exhibit (q) of Post-Effective Amendment No. 42 of SEI
                                   Daily Income Trust's Registration Statement on Form N-1A
                                   (File Nos. 2-77048 and 811-3451), filed with the SEC on
                                   May 30, 2000 (Accession #0000912057-00-026756).